UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03641
                                                     ---------

                               40|86 SERIES TRUST
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                          11825 N. Pennsylvania Street
                                CARMEL, IN 46032
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             William P. Kovacs, Esq.
                          11825 N. Pennsylvania Street
                                CARMEL, IN 46032
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 317-817-6422
                                                            ------------

                   Date of fiscal year end:  DECEMBER 31, 2003
                                             -----------------

                   Date of reporting period: DECEMBER 31, 2003
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.


40|86 SERIES TRUST
December 31, 2003



Annual Report





                                                              Focus 20 Portfolio
                                                                Equity Portfolio
                                                              Balanced Portfolio
                                                            High Yield Portfolio
                                                          Fixed Income Portfolio
                                                 Government Securities Portfolio
                                                          Money Market Portfolio

40|86 SERIES TRUST
TABLE OF CONTENTS

2003 ANNUAL REPORT

================================================================================
Statements of Assets and Liabilities......................................    2

Statements of Operations..................................................    2

Statements of Changes in Net Assets.......................................    4


FOCUS 20 PORTFOLIO
   Portfolio Manager's Review.............................................    6
   Schedule of Investments ...............................................    7


EQUITY PORTFOLIO
   Portfolio Manager's Review.............................................    8
   Schedule of Investments................................................    9


BALANCED PORTFOLIO
   Portfolio Managers' Review.............................................   15
   Schedule of Investments................................................   16


HIGH YIELD PORTFOLIO
   Portfolio Managers' Review.............................................   24
   Schedule of Investments ...............................................   25


FIXED INCOME PORTFOLIO
   Portfolio Managers' Review.............................................   31
   Schedule of Investments................................................   32


GOVERNMENT SECURITIES PORTFOLIO
   Portfolio Manager's Review.............................................   39
   Schedule of Investments................................................   40


MONEY MARKET PORTFOLIO
   Portfolio Manager's Review.............................................   43
   Schedule of Investments ...............................................   44

Notes to Financial Statements ............................................   46

Financial Highlights......................................................   50

Report of Independent Auditors............................................   57

Board of Trustees.........................................................   58

    This report is for the information of 40|86 Series Trust contract owners.
     It is authorized for distribution to other persons only when preceded, or accompanied by, a current prospectus that contains more complete information, including charges and expenses.

40|86 SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES


DECEMBER 31, 2003

===================================================================================================================

                                                                                    FOCUS 20             EQUITY
                                                                                   PORTFOLIO           PORTFOLIO
===================================================================================================================
ASSETS:
   Investments in securities at cost ......................................       $ 4,471,784        $ 147,147,603
-------------------------------------------------------------------------------------------------------------------
   Investments in securities at value (Note 2) ............................       $ 5,109,528        $ 179,669,367
   Interest and dividends receivable ......................................             2,044              197,751
   Receivable for securities sold .........................................                --              155,851
   Receivable for shares sold .............................................             5,518                   --
   Cash ...................................................................               290                   --
   Prepaid expenses .......................................................                --                2,902
-------------------------------------------------------------------------------------------------------------------
      Total assets ........................................................         5,117,380          180,025,871
-------------------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS:
   Payable to Conseco, Inc. subsidiaries ..................................             9,992              190,186
   Payable to Custodian ...................................................                --                5,037
   Accrued expenses .......................................................             8,063               83,166
   Payable for shares redeemed ............................................                --               40,935
   Payable for securities purchased .......................................                --            1,285,596
   Payable upon return of securities on loan ..............................                --           12,622,962
-------------------------------------------------------------------------------------------------------------------
      Total liabilities ...................................................            18,055           14,227,882
-------------------------------------------------------------------------------------------------------------------
         Net assets .......................................................       $ 5,099,325        $ 165,797,989
===================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital ........................................................       $ 5,068,871        $ 169,492,113
   Accumulated undistributed net investment income (loss) .................                --                  143
   Accumulated undistributed net realized loss on investments .............          (607,290)         (36,216,031)
   Net unrealized appreciation on investments .............................           637,744           32,521,764
-------------------------------------------------------------------------------------------------------------------
         Net assets .......................................................       $ 5,099,325        $ 165,797,989
===================================================================================================================
   Shares outstanding (unlimited shares authorized) .......................         1,521,010            8,118,687
   Net asset value, redemption price and
      offering price per share ............................................       $      3.35        $       20.42
===================================================================================================================

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

===================================================================================================================

                                                                                    FOCUS 20             EQUITY
                                                                                   PORTFOLIO           PORTFOLIO
===================================================================================================================
INVESTMENT INCOME:
   Interest ...............................................................       $     1,433        $      18,279
   Dividends ..............................................................            16,111            2,020,232
   Other income ...........................................................                --               56,925
-------------------------------------------------------------------------------------------------------------------
         Total investment income ..........................................            17,544            2,095,436
-------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees ...............................................            20,502              990,901
   Distribution fees ......................................................             7,322              381,116
   Administration fee .....................................................             3,698              193,123
   Custody fees ...........................................................             2,076               18,084
   Auditor fees ...........................................................             2,188               65,825
   Reports - printing .....................................................               893               22,120
   Trustee fees and expenses ..............................................               365               29,060
   Insurance ..............................................................               202                3,364
   Legal ..................................................................               365                8,620
   Other ..................................................................               365               21,976
-------------------------------------------------------------------------------------------------------------------
      Total expenses ......................................................            37,976            1,734,189
-------------------------------------------------------------------------------------------------------------------
Less expense reductions and reimbursements (Note 3) .......................            (4,298)             (64,540)
-------------------------------------------------------------------------------------------------------------------
      Net expenses ........................................................            33,678            1,669,649
-------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ........................................           (16,134)             425,787
-------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gains (losses) on sales of investments ....................           230,577           12,716,695
   Net change in unrealized appreciation or depreciation on investments ...           731,802           35,281,497
-------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gains (losses) on investments ...........           962,379           47,998,192
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations ................................       $   946,245        $  48,423,979
===================================================================================================================


The accompanying notes are an integral part of these financial statements.


===================================================================================================================================
                                                                                                        HIGH
                                                                                BALANCED               YIELD          FIXED INCOME
                                                                                PORTFOLIO            PORTFOLIO          PORTFOLIO
===================================================================================================================================
ASSETS:
   Investments in securities at cost ......................................    $ 45,830,660        $  9,144,191        $ 36,413,424
-----------------------------------------------------------------------------------------------------------------------------------
   Investments in securities at value (Note 2) ............................    $ 51,101,298        $  9,751,820        $ 37,925,665
   Interest and dividends receivable ......................................         258,425             161,171             433,320
   Receivable for securities sold .........................................              --              26,813                  --
   Receivable for shares sold .............................................          31,730               4,101                  --
   Cash ...................................................................              --           1,031,057                  --
   Prepaid expenses .......................................................             663                  --                 555
-----------------------------------------------------------------------------------------------------------------------------------
      Total assets ........................................................      51,392,116          10,974,962          38,359,540
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS:
   Payable to Conseco, Inc. subsidiaries ..................................          55,400              14,019              38,876
   Payable to Custodian ...................................................           1,002                  --               4,584
   Accrued expenses .......................................................          29,776               9,071              28,086
   Payable for shares redeemed ............................................           1,847              10,644              28,736
   Payable for securities purchased .......................................              --                  --                  --
   Payable upon return of securities on loan ..............................       3,022,340                  --           3,190,995
-----------------------------------------------------------------------------------------------------------------------------------
      Total liabilities ...................................................       3,110,365              33,734           3,291,277
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets .......................................................    $ 48,281,751        $ 10,941,228        $ 35,068,263
===================================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital ........................................................    $ 59,797,420        $ 10,570,559        $ 35,004,307
   Accumulated undistributed net investment income (loss) .................          (3,836)             (7,250)             (1,682)
   Accumulated undistributed net realized loss on investments .............     (16,782,471)           (229,710)         (1,446,603)
   Net unrealized appreciation on investments .............................       5,270,638             607,629           1,512,241
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets .......................................................    $ 48,281,751        $ 10,941,228        $ 35,068,263
===================================================================================================================================
   Shares outstanding (unlimited shares authorized) .......................       3,910,591           1,038,630           3,479,088
   Net asset value, redemption price and
      offering price per share ............................................    $      12.35        $      10.53        $      10.08
===================================================================================================================================

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

===================================================================================================================================
                                                                                                        HIGH
                                                                                BALANCED               YIELD          FIXED INCOME
                                                                                PORTFOLIO            PORTFOLIO          PORTFOLIO
===================================================================================================================================
INVESTMENT INCOME:
   Interest ...............................................................    $  1,017,178        $    641,063        $  2,208,707
   Dividends ..............................................................         518,778              18,507               9,839
   Other income ...........................................................           4,332                 343               5,431
-----------------------------------------------------------------------------------------------------------------------------------
         Total investment income ..........................................       1,540,288             659,913           2,223,977
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees ...............................................         297,186              60,123             200,114
   Distribution fees ......................................................         114,302              21,472             100,057
   Administration fee .....................................................          57,927              10,880              50,752
   Custody fees ...........................................................           6,642               1,541               5,762
   Auditor fees ...........................................................          19,552               5,787              19,061
   Reports - printing .....................................................           8,274               1,926               6,634
   Trustee fees and expenses ..............................................           8,667               1,486               7,570
   Insurance ..............................................................           2,095                 365               1,095
   Legal ..................................................................           2,636                 834               2,799
   Other ..................................................................           6,866               2,928               5,537
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ......................................................         524,147             107,342             399,381
-----------------------------------------------------------------------------------------------------------------------------------
Less expense reductions and reimbursements (Note 3) .......................         (21,956)             (8,570)            (20,431)
-----------------------------------------------------------------------------------------------------------------------------------
      Net expenses ........................................................         502,191              98,772             378,950
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ........................................       1,038,097             561,141           1,845,027
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gains (losses) on sales of investments ....................        (745,637)            477,286             946,482
   Net change in unrealized appreciation or depreciation on investments ...       9,308,600             965,357             718,656
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gains (losses) on investments ...........       8,562,963           1,442,643           1,665,138
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations ................................    $  9,601,060        $  2,003,784        $  3,510,165
===================================================================================================================================



===================================================================================================================
                                                                                   GOVERNMENT            MONEY
                                                                                   SECURITIES           MARKET
                                                                                    PORTFOLIO          PORTFOLIO
===================================================================================================================
ASSETS:
   Investments in securities at cost ......................................        $ 26,325,577        $ 40,502,790
-------------------------------------------------------------------------------------------------------------------
   Investments in securities at value (Note 2) ............................        $ 26,494,265        $ 40,502,790
   Interest and dividends receivable ......................................             177,201              92,821
   Receivable for securities sold .........................................                  --                  --
   Receivable for shares sold .............................................                  --                  --
   Cash ...................................................................                  --           1,835,963
   Prepaid expenses .......................................................                 677                 366
-------------------------------------------------------------------------------------------------------------------
      Total assets ........................................................          26,672,143          42,431,940
-------------------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS:
   Payable to Conseco, Inc. subsidiaries ..................................              23,871              14,629
   Payable to Custodian ...................................................                  33                  --
   Accrued expenses .......................................................              29,592              57,530
   Payable for shares redeemed ............................................              18,970             394,769
   Payable for securities purchased .......................................                  --                  --
   Payable upon return of securities on loan ..............................           3,809,165                  --
-------------------------------------------------------------------------------------------------------------------
      Total liabilities ...................................................           3,881,631             466,928
-------------------------------------------------------------------------------------------------------------------
         Net assets .......................................................        $ 22,790,512        $ 41,965,012
===================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital ........................................................        $ 22,622,476        $ 41,969,576
   Accumulated undistributed net investment income (loss) .................                  --                  --
   Accumulated undistributed net realized loss on investments .............                (652)             (4,564)
   Net unrealized appreciation on investments .............................             168,688                  --
-------------------------------------------------------------------------------------------------------------------
         Net assets .......................................................        $ 22,790,512        $ 41,965,012
===================================================================================================================
   Shares outstanding (unlimited shares authorized) .......................           1,947,341          41,969,576
   Net asset value, redemption price and
      offering price per share ............................................        $      11.70        $       1.00
===================================================================================================================

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

===================================================================================================================
                                                                                   GOVERNMENT            MONEY
                                                                                   SECURITIES           MARKET
                                                                                    PORTFOLIO          PORTFOLIO
===================================================================================================================
INVESTMENT INCOME:
   Interest ...............................................................        $  1,491,643        $    840,094
   Dividends ..............................................................                  --                  --
   Other income ...........................................................              35,836                  --
-------------------------------------------------------------------------------------------------------------------
         Total investment income ..........................................           1,527,479             840,094
-------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees ...............................................             179,027             387,468
   Distribution fees ......................................................              89,514                  --
   Administration fee .....................................................              45,435              98,532
   Custody fees ...........................................................               4,502              10,945
   Auditor fees ...........................................................              20,544              32,745
   Reports - printing .....................................................              13,290              20,928
   Trustee fees and expenses ..............................................               7,769              15,462
   Insurance ..............................................................                 814               2,190
   Legal ..................................................................               4,199               1,026
   Other ..................................................................               6,984              17,051
-------------------------------------------------------------------------------------------------------------------
      Total expenses ......................................................             372,078             586,347
-------------------------------------------------------------------------------------------------------------------
Less expense reductions and reimbursements (Note 3) .......................             (31,927)           (237,653)
-------------------------------------------------------------------------------------------------------------------
      Net expenses ........................................................             340,151             348,694
-------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ........................................           1,187,328             491,400
-------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gains (losses) on sales of investments ....................             171,002                (102)
   Net change in unrealized appreciation or depreciation on investments ...            (751,573)                 --
-------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gains (losses) on investments ...........            (580,571)               (102)
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations ................................        $    606,757        $    491,298
===================================================================================================================


The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS


FOR THE YEAR ENDED DECEMBER 31,

===================================================================================================================================

                                                                                      FOCUS 20                     EQUITY
                                                                                      PORTFOLIO                   PORTFOLIO
                                                                             --------------------------  --------------------------
                                                                                   2003         2002          2003           2002
===================================================================================================================================
OPERATIONS:
   Net investment income (loss) ...........................................  $    (16,134) $    (13,448) $    425,787  $    640,151
   Net realized gains (losses) on sale of investments .....................       230,577    (1,851,492)   12,716,695    (8,375,874)
   Net change in unrealized appreciation or depreciation on investments ...       731,802      (142,936)   35,281,497   (19,398,052)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) from operations ............................       946,245    (2,007,876)   48,423,979   (27,133,775)
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   Dividends to shareholders from net investment income ...................            --            --      (371,095)     (576,255)
   Distributions to shareholders of net realized gains ....................            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net decrease from dividends and distributions ......................            --            --      (371,095)     (576,255)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Shares sold ............................................................     9,362,432    11,404,503     4,707,032    22,777,278
   Reinvested dividends and distributions .................................            --            --       371,095       576,255
   Shares redeemed ........................................................    (6,107,236)  (11,560,635)  (36,214,413)  (80,744,949)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) from capital share transactions ............     3,255,196      (156,132)  (31,136,286)  (57,391,416)
-----------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets ............................     4,201,441    (2,164,008)   16,916,598   (85,101,446)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period ....................................................       897,884     3,061,892   148,881,391   233,982,837
   End of period ..........................................................  $  5,099,325  $    897,884  $165,797,989  $148,881,391
===================================================================================================================================
Including undistributed net investment income (loss) of ...................  $         --  $         --  $        143  $         --

SHARE DATA
   Shares sold ............................................................     3,691,088     3,646,620       269,190     1,303,800
   Reinvested dividends and distributions .................................            --            --        18,173        38,623
   Shares redeemed ........................................................    (2,582,370)   (3,903,198)   (2,144,386)   (4,891,706)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) ............................................     1,108,718      (256,578)   (1,857,023)   (3,549,283)
-----------------------------------------------------------------------------------------------------------------------------------
   Shares Outstanding
       Beginning of period ................................................       412,292       668,870     9,975,710    13,524,993
       End of period ......................................................     1,521,010       412,292     8,118,687     9,975,710
===================================================================================================================================


The accompanying notes are an integral part of these financial statements.

                                                                                      BALANCED                  HIGH YIELD
                                                                                      PORTFOLIO                  PORTFOLIO
                                                                             --------------------------  --------------------------
                                                                                   2003         2002          2003           2002
===================================================================================================================================
OPERATIONS:
Net investment income (loss) ..............................................  $  1,038,097  $  1,822,073  $    561,141  $    629,421
   Net realized gains (losses) on sale of investments .....................      (745,637)   (9,362,089)      477,286      (389,765)
   Net change in unrealized appreciation or depreciation on investments ...     9,308,600      (955,704)      965,357      (188,355)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) from operations ............................     9,601,060    (8,495,720)    2,003,784        51,301
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   Dividends to shareholders from net investment income ...................    (1,040,088)   (1,821,764)     (565,486)     (634,033)
   Distributions to shareholders of net realized gains ....................            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net decrease from dividends and distributions ......................    (1,040,088)   (1,821,764)     (565,486)     (634,033)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Shares sold ............................................................     2,779,306     2,929,860    22,528,282    27,006,765
   Reinvested dividends and distributions .................................     1,040,088     1,821,764       565,486       634,033
   Shares redeemed ........................................................    (8,553,210)  (21,614,722)  (22,792,952)  (24,947,357)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) from capital share transactions ............    (4,733,816)  (16,863,098)      300,816     2,693,441
-----------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets ............................     3,827,156   (27,180,582)    1,739,114     2,110,709
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period ....................................................    44,454,595    71,635,177     9,202,114     7,091,405
   End of period ..........................................................  $ 48,281,751  $ 44,454,595  $ 10,941,228  $  9,202,114
===================================================================================================================================
   Including undistributed net investment income (loss) of ................  $     (3,836) $         --  $     (7,250) $     (4,665)

SHARE DATA
   Shares sold ............................................................       250,494       246,904     2,343,739     3,081,914
   Reinvested dividends and distributions .................................        93,120       167,117        57,514        72,616
   Shares redeemed ........................................................      (769,420)   (1,969,502)   (2,401,063)   (2,880,648)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) ...............................................      (425,806)   (1,555,481)          190       273,882
-----------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding
    Beginning of period ...................................................     4,336,397     5,891,878     1,038,440       764,558
    End of period .........................................................     3,910,591     4,336,397     1,038,630     1,038,440
===================================================================================================================================

                                                                                    FIXED INCOME           GOVERNMENT SECURITIES
                                                                                      PORTFOLIO                  PORTFOLIO
                                                                             --------------------------  --------------------------
                                                                                   2003         2002          2003           2002
===================================================================================================================================
OPERATIONS:
   Net investment income (loss) ...........................................  $  1,845,027  $  2,996,776  $  1,187,328  $  1,469,104
   Net realized gains (losses) on sale of investments .....................       946,482    (1,648,017)      171,002     1,003,463
   Net change in unrealized appreciation or depreciation on investments ...       718,656       616,503      (751,573)      858,269
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) from operations ............................     3,510,165     1,965,262       606,757     3,330,836
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   Dividends to shareholders from net investment income ...................    (1,849,081)   (2,995,063)   (1,190,887)   (1,463,827)
   Distributions to shareholders of net realized gains ....................            --      (367,983)     (172,058)     (886,774)
-----------------------------------------------------------------------------------------------------------------------------------
       Net decrease from dividends and distributions ......................    (1,849,081)   (3,363,046)   (1,362,945)   (2,350,601)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Shares sold ............................................................    18,178,233    17,678,691    49,442,173    86,411,906
   Reinvested dividends and distributions .................................     1,849,169     3,363,046     1,362,945     2,350,601
   Shares redeemed ........................................................   (28,577,163)  (38,335,621)  (68,934,298)  (79,334,258)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) from capital share transactions ............    (8,549,761)  (17,293,884)  (18,129,180)    9,428,249
-----------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets ............................    (6,888,677)  (18,691,668)  (18,885,368)   10,408,484
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period ....................................................    41,956,940    60,648,608    41,675,880    31,267,396
   End of period ..........................................................    35,068,263  $ 41,956,940  $ 22,790,512  $ 41,675,880
===================================================================================================================================
Including undistributed net investment income (loss) of ...................  $     (1,682) $         --  $         --  $      3,060

SHARE DATA
   Shares sold...............................................................   1,840,445     1,803,844     4,122,971    7,159,366
   Reinvested dividends and distributions....................................     186,316       346,879       114,310      196,351
   Shares redeemed...........................................................  (2,891,689)   (3,945,707)   (5,750,171)  (6,568,161)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) ............................................      (864,928)   (1,794,984)   (1,512,890)      787,556
-----------------------------------------------------------------------------------------------------------------------------------
   Shares Outstanding
       Beginning of period ................................................     4,344,016     6,139,000     3,460,231     2,672,675

       End of period ......................................................     3,479,088     4,344,016     1,947,341     3,460,231
===================================================================================================================================

                                                                                      MONEY MARKET
                                                                                        PORTFOLIO
                                                                             ------------------------------
                                                                                   2003         2002
===========================================================================================================
OPERATIONS:
   Net investment income (loss) ...........................................  $     491,400   $   1,477,761
   Net realized gains (losses) on sale of investments .....................           (102)         (4,462)
   Net change in unrealized appreciation or depreciation on investments ...             --              --
-----------------------------------------------------------------------------------------------------------
       Net increase (decrease) from operations ............................        491,298       1,473,299
-----------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   Dividends to shareholders from net investment income ...................       (491,400)     (1,477,761)
   Distributions to shareholders of net realized gains ....................             --         (20,934)
-----------------------------------------------------------------------------------------------------------
       Net decrease from dividends and distributions ......................       (491,400)     (1,498,695)
-----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Shares sold ............................................................    469,814,657     961,304,943
   Reinvested dividends and distributions .................................        491,400       1,498,694
   Shares redeemed ........................................................   (524,108,125)   (996,540,834)
-----------------------------------------------------------------------------------------------------------
       Net increase (decrease) from capital share transactions ............    (53,802,068)    (33,737,197)
-----------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets ............................    (53,802,170)    (33,762,593)
-----------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period ....................................................     95,767,182     129,529,775
   End of period ..........................................................  $  41,965,012   $  95,767,182
===========================================================================================================
   Including undistributed net investment income (loss) of ................  $          --   $          --

SHARE DATA
   Shares sold ............................................................    469,814,657     961,304,943
   Reinvested dividends and distributions .................................        491,400       1,498,694
   Shares redeemed ........................................................   (524,108,125)   (996,540,834)
-----------------------------------------------------------------------------------------------------------
       Net increase (decrease) ............................................    (53,802,068)    (33,737,197)
-----------------------------------------------------------------------------------------------------------
   Shares Outstanding
       Beginning of period ................................................     95,771,644     129,508,841
       End of period ......................................................     41,969,576      95,771,644
-----------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST
FOCUS 20 PORTFOLIO


================================================================================
PORTFOLIO MANAGER'S REVIEW (UNAUDITED)


HOW DID THE PORTFOLIO PERFORM RELATIVE TO ITS BENCHMARKS?

   The Focus 20 Portfolio returned 53.67% for the year ended December 31, 2003.(1) This compares to 28.69% for the benchmark S&P 500 Index and 35.63% for the benchmark S&P MidCap 400 Index.

WHAT  CAUSED  THE  VARIANCE  IN  PERFORMANCE   BETWEEN  THE  PORTFOLIO  AND  ITS
BENCHMARKS?

   Our concentrated strategy will result in out-performing the benchmark during up markets. All three sectors in which the Portfolio is currently invested performed very well for the year. Technology, our largest weighting, drove the portfolio higher. Within tech, networking and semiconductors were strong. Semiconductors benefited due to the cyclical nature of the industry while raising expectations for capital spending on technology helped the networking sector.

   Interest rate sensitive stocks also performed well. The prospects of continued low rates helped the group. Market-sensitive financials lagged. Debate continues over how long the Fed may be on hold, but for now, the low inflation environment, healthy growth and mediocre labor markets suggest it may be some time before the Fed acts to raise rates.

   In general, healthcare stocks performed in-line with the broader market during the quarter. The noticeable standout was the drug sector. The group experienced a relief rally after passage of the Medicare Drug Benefit that lacked strong pricing control language. Until the fourth quarter, healthcare stocks had suffered an overhang from concern over the government's involvement in the sector.

WHICH PORTFOLIO HOLDINGS ENHANCED THE PORTFOLIO'S PERFORMANCE?

   The Portfolio's performance was aided by several of our investment holdings including PMC Sierra, EMC, Intel Corp, Juniper Networks, Cisco Systems and Veritas Software.


WHICH HOLDINGS DETRACTED FROM PERFORMANCE?

   The largest detractors were Eli Lilly, Pfizer, Medtronic and Microsoft.

WHAT IS YOUR OUTLOOK FOR THE NEXT FISCAL YEAR?

   We expect economic data that points to an improving economy will continue to trickle in. We feel our companies are extremely well positioned to capitalize on not only an improved economy domestically, but a global synchronized economic recovery. For most of 2003, a financially healthy consumer helped pull the economy out of the recession. For 2004, it is likely corporations will take over, generating real earnings growth and higher spending.


Oak Associates, ltd.


--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE FOCUS 20 PORTFOLIO AND THE S&P 500 INDEX AND THE S&P MIDCAP 400 INDEX

        [The table below represents a line chart in the printed report.]

            20 Focus     Standard & Poor's     Standard & Poor's
DATE        Portfolio     MidCap 400 Index         500 Index

5/4/00       10000            10000                 10000
12/31/00     8495.01          11176.6               9344.29
12/31/01     4588.11          11112.3               8234.83
12/31/02     2183.86          9497.84               6414.43
12/31/03     3355.93          12881.7               8254.78

          ---------------------------------
            Average Annual Total Return
          ---------------------------------
            1 Year      Since Inception(1)
          ---------- ----------------------
            53.67%      (25.79%)
          ---------- ----------------------

(1) The Inception date of this portfolio was May 4, 2000. Past performance is not predictive of future performance. Performance does not include separate account expenses. Performance does not reflect the deduction of taxes that a contract-holder would pay on portfolio distributions or the redemption of portfolio shares.
--------------------------------------------------------------------------------

40|86 SERIES TRUST

FOCUS 20 PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (94.8%)

BUSINESS SERVICES (13.7%)
    10,000 Microsoft Corp. ........................................  $  275,400
     5,700 Paychex, Inc. ..........................................     212,040
     5,700 VERITAS Software Corp. (a) .............................     211,812
                                                                     ----------
                                                                        699,252
                                                                     ----------

CHEMICALS AND ALLIED PRODUCTS (4.4%)
     6,300 Pfizer, Inc. ...........................................     222,579
                                                                     ----------

DEPOSITORY INSTITUTIONS (4.2%)
     4,400 Citigroup, Inc. ........................................     213,576
                                                                     ----------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (15.5%)
     5,300 Linear Technology Corp. ................................     222,971
    12,200 McData Corp. (a) .......................................     116,266
     4,400 Maxim Integrated Products, Inc. ........................     219,120
     6,000 Xilinx, Inc. (a) .......................................     232,440
                                                                     ----------
                                                                        790,797
                                                                     ----------

INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (18.8%)
    11,800 Cisco Systems, Inc. (a) ................................     286,622
     6,300 Dell Computer Corp. (a) ................................     213,948
    17,100 EMC Corp. (a) ..........................................     220,932
    12,800 Juniper Networks, Inc. (a) .............................     239,104
                                                                     ----------
                                                                        960,606
                                                                     ----------

INSURANCE CARRIERS (4.3%)
                                                                     ----------
     3,300 American International Group, Inc. .....................     218,724
                                                                     ----------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (5.1%)
     5,400 Medtronic, Inc. ........................................     262,494
                                                                     ----------

NON-DEPOSITORY CREDIT INSTITUTIONS (4.1%)
     8,400 MBNA Corp. .............................................     208,740
                                                                     ----------

SECURITY AND COMMODITY BROKERS (7.1%)
    23,300 Charles Schwab Corp. ...................................     275,872
     1,500 Morgan Stanley Dean Witter & Co. .......................      86,805
                                                                     ----------
                                                                        362,677
                                                                     ----------

SEMICONDUCTORS, RELATED DEVICES (9.2%)
     9,700 Intersil Corp.--Class A ................................     241,045
    11,400 PMC-Sierra, Inc. (a) ...................................     229,710
                                                                     ----------
                                                                        470,755
                                                                     ----------

SPECIAL INDUSTRY MACHINERY (4.4%)
    10,000 Applied Materials, Inc. (a) ............................     224,500
                                                                     ----------

WHOLESALE TRADE--NON-DURABLE GOODS (4.0%)
     3,300 Cardinal Health, Inc. ..................................     201,828
                                                                     ----------


           TOTAL COMMON STOCK (COST $4,198,784) ...................   4,836,528
                                                                     ----------

SHORT-TERM INVESTMENTS (5.4%)
  $ 44,000 AIM Liquid Asset Portfolio, 0.690% .....................      44,000
   229,000 Nations Treasury Reserve, 0.700% .......................     229,000
                                                                     ----------

           TOTAL SHORT-TERM INVESTMENTS (COST $273,000) ...........     273,000
                                                                     ----------
           TOTAL INVESTMENTS (COST $4,471,784) (100.2%) ...........   5,109,528
                                                                     ----------
           Liabilities, less other assets (-0.2%) .................     (10,203)
                                                                     ----------
           TOTAL NET ASSETS (100.0%) ..............................  $5,099,325
-------------------------------------------------------------------
(a)  Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

EQUITY PORTFOLIO


================================================================================
PORTFOLIO MANAGER'S REVIEW (UNAUDITED)


HOW DID THE PORTFOLIO PERFORM RELATIVE TO ITS BENCHMARK?

   The Equity Portfolio returned 37.17% for the year ended December 31, 2003.(1) This compares to 28.69% for the benchmark S&P 500 Index.

WHAT CAUSED THE VARIANCE IN PERFORMANCE BETWEEN THE PORTFOLIO AND ITS BENCHMARK?

   The year 2003 saw equity markets post gains not seen since the bubble years of the late 1990's. The euphoria over the expectations of a stronger economy carried over to the equity markets, especially the tech heavy NASDAQ. The two themes that dominated equity markets in 2003 were a lowering of the equity risk premium and a better than expected rebound in corporate profits. The lower equity risk premium helped the riskiest stocks with high growth potential, low market capitalizations and expensive multiples. The rebound in the economy and corporate profits greatly benefited economically sensitive (cyclical) stocks. Valuation and quality of earnings factors were not rewarded during 2003.

WHICH PORTFOLIO HOLDINGS ENHANCED THE PORTFOLIO'S PERFORMANCE?

   In terms of performance during the year, stock selection in Industrial, Healthcare, and Consumer Staples sectors were the largest contributors relative to the benchmark. The largest contributors to performance were over-weight positions (relative to benchmark weight) in D.R. Horton Inc., Cypress Semiconductor Corp., and Countrywide Financial Corp.

WHICH HOLDINGS DETRACTED FROM PERFORMANCE?

   Within the Portfolio, stock selection in the Technology, Consumer Discretionary, and Materials sectors detracted the most in 2003 relative to the index. The largest detractors were under-weight positions (relative to the benchmark weight) in Corning Inc., Yahoo! Inc., and International Game Technology.

WHAT IS YOUR OUTLOOK FOR THE NEXT FISCAL YEAR?

   The economic expansion finally accelerated around the middle of 2003, and 2004 could see a continuation of this momentum. For 2004, GDP growth should accelerate, allowing the unemployment rate to fall for the year. First half growth in GDP is predicted to accelerate between 4% and 6%. Consumption will respond to prior tax cuts, tax refunds from retroactive cuts in 2003, and improving job market, while business spending should rise in response to successive quarters of profit expansion. It should be a good environment for equities, with predicted GDP expansion, mild inflation, and profits registering further solid gains. Interest rates could be on the rise, but should not be enough to spoil this environment. Overall, our philosophy will not change based on short-term trends or conditions in the market. Our goal is to add value through security selection, while attempting to neutralize other risk factors, such as market timing and sector rotation, for which there is not adequate compensation by the market.


Chicago Equity Partners, LLC


--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE EQUITY PORTFOLIO AND THE S&P 500 INDEX

                                     Equity           S&P's 500
                   DATE             Portfolio           Index
                   12/31/93          10000             10000
                   12/31/94          10200.1           10132.7
                   12/31/95          13900.1           13940
                   12/31/96          20160.4           17140.1
                   12/31/97          23921.8           22860.9
                   12/31/98          27668.2           29394.4
                   12/31/99          41293.2           35576.9
                   12/31/00          42406.5           32343.9
                   12/31/01          38045.7           28503.7
                   12/31/02          32939             22202.6
                   12/31/03          45182.5           28572.7

                         Average Annual Total Return(1)
                       ----------------------------------
                         10 Years    5 Years     1 Year
                       ----------- ----------- ----------
                         37.17%      10.31%      16.28%
                       ----------- ----------- ----------

(1) Past performance is not predictive of future performance. Performance does not include separate account expenses. Performance does not reflect the deduction of taxes that a contractholder would pay on portfolio distributions or the redemptions of portfolio shares.
--------------------------------------------------------------------------------

40|86 SERIES TRUST

EQUITY PORTFOLIO
Schedule of Investments
DECEMBER 31, 2003

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (99.0%)

APPAREL AND ACCESSORY STORES (1.0%)
    71,400 Foot Locker, Inc. ......................................  $1,674,330
                                                                     ----------

APPAREL AND OTHER FINISHED PRODUCTS (2.0%)
    25,800 Chico's, Inc. (a) ......................................     953,310
    77,800 Claire's Stores, Inc. ..................................   1,465,752
    20,400 VF Corp. ...............................................     882,096
                                                                     ----------
                                                                      3,301,158
                                                                     ----------

AUTOMOTIVE REPAIR, SERVICES, PARKING (0.9%)
    43,900 Ryder System, Inc. .....................................   1,499,185
                                                                     ----------

BUILDING CONSTRUCTION, GENERAL CONTRACTORS
  AND OPERATIVE BUILDERS (2.0%)
    50,900 D.R. Horton, Inc. ......................................   2,201,934
    11,800 Pulte Homes, Inc. ......................................   1,104,716
                                                                     ----------
                                                                      3,306,650
                                                                     ----------

BUSINESS SERVICES (9.6%)
    16,900 Affiliated Computer Services (a) .......................     920,374
    48,800 Citrix Systems, Inc. (a) ...............................   1,035,048
    42,000 Computer Sciences Corp. (a) (c) ........................   1,857,660
    40,500 Convergys Corp. (a) ....................................     707,130
    15,400 DST Systems, Inc. (a) (c) ..............................     643,104
    14,600 Dun & Bradstreet (a) ...................................     740,366
    54,100 Electronic Arts, Inc. (a) ..............................   2,584,898
    18,200 Factset Research Systems, Inc. .........................     695,422
    10,000 Fair Issac & Co., Inc. (c) .............................     491,600
    27,100 GTECH Holdings Corp. ...................................   1,341,179
    20,400 IMS Health, Inc. .......................................     507,144
    16,800 NCR Corp. (a) ..........................................     651,840
     6,000 Pixar, Inc. (a) (c) ....................................     415,740
    38,400 Rent-A-Center, Inc. (a) ................................   1,147,392
    10,273 Sotheby's Holdings, Inc. (a) ...........................     140,329
    55,600 Symantec Corp. (a) .....................................   1,926,540
                                                                     ----------
                                                                     15,805,766
                                                                     ----------

CHEMICALS AND ALLIED PRODUCTS (5.0%)
    21,450 Biogen, Inc. (a) .......................................     788,931
    23,600 Chiron Corp. (a) (c) ...................................   1,344,964
    29,600 Cytec Industries, Inc.  (a) ............................   1,136,344
    43,800 Endo Pharmaceuticals Corp. (a) .........................     843,588
    19,900 Invitrogen Corp. (a) (c) ...............................   1,393,000
    27,900 Lubrizol Corp. .........................................     907,308
    38,000 Mylan Laboratories, Inc. ...............................     959,880
    24,400 Praxair, Inc. ..........................................     932,080
                                                                     ----------
                                                                      8,306,095
                                                                     ----------

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

EQUITY PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (2.0%)
    19,000 Adtran, Inc. ...........................................  $  589,000
    52,600 Centurytel, Inc. .......................................   1,715,812
    21,100 Global Payments, Inc. ..................................     994,232
                                                                     ----------
                                                                      3,299,044
                                                                     ----------

DEPOSITORY INSTITUTIONS (8.0%)
    42,500 Associated Banc Corp. ..................................   1,812,625
    25,600 City National Corp. ....................................   1,590,272
    34,200 First Tennessee National Corp. .........................   1,508,220
    78,800 Hibernia Corp.--Class A ................................   1,852,588
    81,500 Huntington Bancshares ..................................   1,833,750
    35,000 Regions Financial Corp. ................................   1,302,000
    17,900 Sovereign Bancorp, Inc. ................................     425,125
    34,400 UnionBanCal Corp. ......................................   1,979,376
    20,800 Webster Financial Corp. ................................     953,888
                                                                     ----------
                                                                     13,257,844
                                                                     ----------

EATING AND DRINKING PLACES (2.2%)
    38,200 Applebee's International, Inc. .........................   1,500,114
    45,100 Ruby Tuesday, Inc. .....................................   1,284,899
    26,300 Starbucks Corp. (a) ....................................     869,478
                                                                     ----------
                                                                      3,654,491
                                                                     ----------

ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (7.3%)
    57,400 Constellation Energy Group, Inc. .......................   2,247,784
    88,700 Northeast Utilities ....................................   1,789,079
    38,800 Nstar Corp. ............................................   1,881,800
   114,000 ONEOK, Inc. ............................................   2,517,120
    44,700 Questar Corp. ..........................................   1,571,205
   287,500 Reliant Resources, Inc. (a) ............................   2,116,000
                                                                     ----------
                                                                     12,122,988
                                                                     ----------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (6.0%)
    21,200 Amkor Technologies, Inc. (a) ...........................     386,052
    32,000 Energizer Holdings, Inc. (a) ...........................   1,201,920
    32,200 Fairchild Semiconductor International--Class A (a) .....     804,034
    35,900 National Semiconductor Corp. (a) .......................   1,414,819
    16,800 QLogic Corp. (a) .......................................     866,880
    47,500 Polycom, Inc. (a) ......................................     927,200
    32,400 Rockwell Collins, Inc. .................................     972,972
    47,000 Scientific-Atlanta, Inc. (c) ...........................   1,283,100
    17,200 Silicon Laboratories, Inc. (a) .........................     743,384
    34,700 UTStarcom, Inc. (a) (c) ................................   1,286,329
                                                                     ----------
                                                                      9,886,690
                                                                     ----------

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

EQUITY PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT SERVICES (0.5%)
    13,400 Moody's Corp. ..........................................  $  811,370
                                                                     ----------

FABRICATED METAL PRODUCTS (0.8%)
    18,400 Fortune Brands, Inc. ...................................   1,315,416
                                                                     ----------

FOOD AND KINDRED PRODUCTS (2.0%)
     9,700 Hershey Foods Corp. ....................................     746,803
    26,900 Pepsiamericas, Inc. ....................................     460,528
    16,100 The J.M. Smucker Co. ...................................     729,169
   104,600 Tyson Foods, Inc.--Class A .............................   1,384,904
                                                                     ----------
                                                                      3,321,404
                                                                     ----------

FURNITURE AND FIXTURES (0.7%)
    19,300 Lear Corp. .............................................   1,183,669
                                                                     ----------

GENERAL MERCHANDISE STORES (1.9%)
    42,000 Federated Department Stores, Inc. ......................   1,979,460
    24,000 Sears Roebuck & Co. (c) ................................   1,091,760
                                                                     ----------
                                                                      3,071,220
                                                                     ----------

HEALTH SERVICES (3.0%)
     5,400 Advance PCS (a) ........................................     284,364
    18,300 Appria Heathcare Group (a) .............................     521,001
    24,300 Coventry Health Care, Inc. (a) .........................   1,567,107
    16,100 Renal Care Group, Inc. (a) .............................     663,320
    13,600 SICOR, Inc. (a) ........................................     369,920
    35,000 Watson Pharmaceuticals, Inc. (a) .......................   1,610,000
                                                                     ----------
                                                                      5,015,712
                                                                     ----------

INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (6.2%)
    21,900 Black & Decker, Inc. ...................................   1,080,108
    49,800 Cypress Semiconductor Corp. (a) ........................   1,063,728
    22,300 Diebold Co. ............................................   1,201,301
    48,900 Foundry Networks, Inc. (a) .............................   1,337,904
    42,500 Lam Research Corp. (a) (c) .............................   1,372,750
    10,500 Lexmark International, Inc. (a) ........................     825,720
    59,000 Maxtor Corp. (a) .......................................     654,900
    23,000 Network Appliance, Inc. (a) ............................     472,190
    32,800 Pall Corp. .............................................     880,024
    10,700 Sandisk Corp. (a) ......................................     654,198
    10,100 Varian Medical Systems, Inc. (a) .......................     697,910
                                                                     ----------
                                                                     10,240,733
                                                                     ----------

INSURANCE CARRIERS (6.0%)
     8,453 Anthem, Inc. (a) .......................................     633,975
    21,825 Fidelity National Financial, Inc. ......................     846,374
    22,100 MBIA, Inc. .............................................   1,308,983
    14,500 Mid-Atlantic Medical Services, Inc. (a) ................     939,600


   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

EQUITY PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
    50,700 Old Republic International Corp. .......................  $1,285,752
    26,700 The PMI Group, Inc. ....................................     994,041
    22,600 Protective Life Corp. ..................................     764,784
    24,600 Reinsurance Group of America, Inc. .....................     950,790
    34,200 Torchmark Corp. ........................................   1,557,468
     7,400 Wellpoint Health Networks, Inc. (a) ....................     717,726
                                                                     ----------
                                                                      9,999,493
                                                                     ----------

LEATHER AND LEATHER PRODUCTS (0.3%)
    13,800 Coach, Inc. (a) ........................................     520,950
                                                                     ----------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (2.7%)
    14,600 Beckman Coulter, Inc. ..................................     742,118
    33,100 Becton Dickinson & Co. .................................   1,361,734
    25,700 Tektronix, Inc. ........................................     812,120
    21,800 Zimmer Holdings, Inc. (a) ..............................   1,534,720
                                                                     ----------
                                                                      4,450,692
                                                                     ----------

MISCELLANEOUS RETAIL (1.8%)
    32,000 Blockbuster, Inc. (c) ..................................     574,400
    70,500 Borders Group ..........................................   1,545,360
    20,100 Michael's Stores, Inc. .................................     888,420
                                                                     ----------
                                                                      3,008,180
                                                                     ----------

NON-DEPOSITORY CREDIT INSTITUTIONS (1.5%)
    32,933 Countrywide Financial Corp. ............................   2,497,993
                                                                     ----------

OIL AND GAS EXTRACTION (3.1%)
    20,000 BJ Services Co. (a) ....................................     718,000
    47,300 FMC Technologies, Inc. (a) .............................   1,102,090
    28,800 Marathon Oil Corp. .....................................     952,992
    26,900 Newfield Exploration Co.  (a) ..........................   1,198,126
    25,200 Pogo Producing Co. .....................................   1,217,160
                                                                     ----------
                                                                      5,188,368
                                                                     ----------

PAPER AND ALLIED PRODUCTS (1.3%)
    20,200 Boise Cascade (c) ......................................     663,772
    60,500 Pactiv Corp.  (a) ......................................   1,445,950
                                                                     ----------
                                                                      2,109,722
                                                                     ----------

PETROLEUM REFINING AND RELATED PRODUCTS (0.5%)
    17,200 Valero Energy Corp. ....................................     797,048
                                                                     ----------

PRIMARY METAL INDUSTRIES (0.7%)
    39,000 Engelhard Corp. (c) ....................................   1,168,050
                                                                     ----------

PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (2.0%)
    27,800 Dow Jones & Co., Inc. ..................................   1,385,830
    42,500 Harte-Hanks, Inc. ......................................     924,375
    15,700 McClatchy Newspapers--Class A ..........................   1,080,160
                                                                     ----------
                                                                      3,390,365
                                                                     ----------

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

EQUITY PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST (REIT'S) (4.9%)
    22,200 CBL & Associates Properties ............................ $ 1,254,300
    62,900 CarrAmerica Realty Corp. ...............................   1,873,162
    81,300 General Growth Properties, Inc. ........................   2,256,075
    32,600 Mack-Cali Realty Corp. .................................   1,356,812
    25,700 Vornado Realty Trust ...................................   1,407,075
                                                                    -----------
                                                                      8,147,424
                                                                    -----------

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS (0.8%)
    24,200 Sealed Air Corp. (a) ...................................   1,310,188
                                                                    -----------

SECURITY AND COMMODITY BROKERS (2.1%)
    13,300 Bear Stearns Companies, Inc. ...........................   1,063,335
    81,600 E*Trade Financial Corp. (a) ............................   1,032,240
    24,800 Franklin Resources, Inc. ...............................   1,291,088
                                                                    -----------
                                                                      3,386,663
                                                                    -----------

TEXTILE MILL PRODUCTS (0.6%)
    14,900 Mohawk Industries, Inc. (a) ............................   1,051,046
                                                                    -----------

TOBACCO PRODUCTS (0.7%)
    20,500 R.J. Reynolds Tobacco Holdings (c) .....................   1,192,075
                                                                    -----------

TRANSPORTATION EQUIPMENT (4.6%)
    36,100 Brunswick Corp. ........................................   1,149,063
    27,650 Paccar, Inc. ...........................................   2,353,568
    14,700 Polaris Industries, Inc. (c) ...........................   1,302,126
    49,400 Textron, Inc. ..........................................   2,818,764
                                                                    -----------
                                                                      7,623,521
                                                                    -----------

TRANSPORTATION SERVICES (0.5%)
    31,500 J. B. Hunt (a) .........................................     850,815
                                                                    -----------

WHOLESALE TRADE--DURABLE GOODS (2.3%)
    64,600 Arrow Electronics. Inc. (a) ............................   1,494,844
    56,600 Avnet, Inc. (a) ........................................   1,225,956
    13,100 BorgWarner, Inc. .......................................   1,114,417
                                                                    -----------
                                                                      3,835,217
                                                                    -----------

WHOLESALE TRADE--NON-DURABLE GOODS (1.5%)
    10,100 Henry Schein, Inc. (a) .................................     682,558
    60,800 SUPERVALU, INC .........................................   1,738,272
                                                                    -----------
                                                                      2,420,830
                                                                    -----------
           TOTAL COMMON STOCK (COST $131,500,641) ................. 164,022,405
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

EQUITY PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

VARIABLE RATE BONDS AND CD'S (3.0%)
$2,500,000 Credit Suisse First Boston (USA), Inc., 1.420%,
           due 07/05/2005 (b) .................................... $  2,508,325
 2,500,000 Lehman Brothers Holdings, 1.450%, due 09/20/2004 (b) ..    2,503,800
                                                                   ------------
           TOTAL VARIABLE RATE BONDS AND CDS (COST $5,012,125) ...    5,012,125
                                                                   ------------

SHORT-TERM INVESTMENTS (6.4%)
 2,207,000 Boston Repurchase Agreement, 0.900%,
           due 01/02/2004 (b) ....................................    2,207,000
 5,403,837 DAI Securities, Repurchase Agreement, 1.030%,
           due 01/02/2004 (b) ....................................    5,403,837
 3,024,000 Nations Cash Reserve ..................................    3,024,000
                                                                   ------------
           TOTAL SHORT-TERM INVESTMENTS (COST $10,634,837) .......   10,634,837
                                                                   ------------

           TOTAL INVESTMENTS (COST $147,147,603) (108.4%) ........  179,669,367
                                                                   ------------
           Liabilities, less other assets (-8.4%) ................  (13,871,378)
                                                                   ------------
           TOTAL NET ASSETS (100.0%) ............................. $165,797,989
                                                                   ------------
------------------------------------------------------------------
(a)  Non-income producing security.
(b)  Securities lending collateral (Note 2).
(c)  Securities (partial/entire) out on loan (Note 2).

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

BALANCED PORTFOLIO


================================================================================
PORTFOLIO MANAGERS' REVIEW (UNAUDITED)

HOW DID THE PORTFOLIO PERFORM RELATIVE TO ITS BENCHMARKS?

   The Balanced Portfolio returned 23.29% for the year ended December 31, 2003.(1) This compares to 28.69% for the benchmark S&P 500 Index and 4.68% for the benchmark Lehman Brothers Government/Credit Index.

WHAT  CAUSED  THE  VARIANCE  IN  PERFORMANCE   BETWEEN  THE  PORTFOLIO  AND  ITS
BENCHMARKS?

   The year 2003 saw equity markets post gains not seen since the bubble years of the late 1990's. The euphoria over the expectations of a stronger economy carried over to the equity markets, especially the tech heavy NASDAQ. The two themes that dominated equity markets in 2003 were a lowering of the equity risk premium and a better than expected rebound in corporate profits. The lower equity risk premium helped the riskiest stocks with high growth potential, low market capitalizations and expensive multiples. The rebound in the economy and corporate profits greatly benefited economically sensitive (cyclical) stocks. Valuation and quality of earnings factors were not rewarded during 2003.

   The fixed income performance was a result of the portfolio structure and its overweight to corporate bonds. The corporate bond sector experienced significant spread contraction during the year as companies reduced leverage through excess cash flow and sold off non-core businesses. The return of fiscal discipline helped alleviate fears in the capital market which had forced credit spreads to historic wide levels in the prior year. In addition, our increased exposure to the high yield sector helped add incremental return through the year.

WHICH PORTFOLIO HOLDINGS ENHANCED THE PORTFOLIO'S PERFORMANCE?

   In terms of performance during the year, stock selection in Healthcare, Industrial and Materials sectors were the largest contributors relative to the benchmark in the equity portion of the Portfolio. The largest contributors to performance were over-weight positions (relative to benchmark weight) in Centex Corp., Freeport-McMoRan Copper & Gold Inc., and Countrywide Financial Corp.

   The Portfolio's performance was aided on the fixed income side by several of our investment holdings including Kraft Foods, Sprint and Tyco. Kraft has been under some scrutiny as its parent company, Phillip Morris, endures the tobacco litigation pain. Kraft's underlying businesses are strong and performing well. In order to preserve the enterprise value of Kraft, we believe that there is a strong probability that Phillip Morris will spin-off Kraft. Sprint has done an excellent job of focusing on its core business and cutting costs. In spite of the highly publicized lawsuits surrounding Tyco's ex-chairman, the fundamentals of Tyco's underlying businesses appear solid and the new management team has done a good job of reducing debt and selling non-core businesses.

WHICH HOLDINGS DETRACTED FROM PERFORMANCE?

   Within the Portfolio, stock selection in the Consumer Discretionary, Technology and Financial sectors detracted the most in 2003 relative to the index. The largest detractors were under-weight positions (relative to the benchmark weight) in Comcast Corp., FleetBoston Financial Corp., and MBNA Corp.

   While the credit markets improved through the year, our fixed income holdings in tobacco settlement bonds lagged the recovery. The tobacco settlement structures were created by certain states to prefund the long payouts associated with the settlement of tobacco litigation. As tobacco companies make payments into the Master Settlement Agreement, they are funneled to the states to pay interest and principal on these bonds outstanding. With the overhang of the tobacco litigation, these structured deals did not perform well last year.

WHAT IS YOUR OUTLOOK FOR THE NEXT FISCAL YEAR?

   Going forward, the economic expansion finally accelerated around the middle of 2003, and 2004 could see a continuation of this momentum. For 2004, GDP growth is predicted to accelerate, allowing the unemployment rate to fall for the year. First half growth in GDP is predicted to accelerate between 4% and 6%. Consumption will respond to prior tax cuts, tax refunds from retroactive cuts in 2003, and improving job market, while business spending should rise in response to successive quarters of profit expansion. It should be a good environment for equities, with predicted GDP expansion, mild inflation, and profits registering further solid gains. Interest rates could be on the rise, but should not be enough to spoil this environment. Overall, our philosophy will not change based on short-term trends or conditions in the market. Our goal is to add value through security selection, while attempting to neutralize other risk factors, such as sector rotation, for which there is not adequate compensation by the market.

   For fixed income, we believe we are in a period of relative low interest rates, however, with the strength of the economic recovery, the risks of an increase in interest rates from the current levels is pretty high. The credit markets have improved significantly and we remain positive on the outlook for credit. In addition, we expect the mortgage-backed securities sector to underperform in a rising interest rate environment.

Chicago Equity Partners, LLC
                                                            Gregory J. Hahn, CFA
                                                        Chief Investment Officer
                                                            40|86 Advisors, Inc.

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE BALANCED PORTFOLIO AND THE S&P 500 INDEX AND THE LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX


             Balanced       Standard & Poor's      Lehman Brothers Government/
DATE        Portfolio           500 Index                 Credit|Index
----        ---------       -----------------      ---------------------------
12/31/93    10000                10000                       10000
12/31/94    9948.26              10132.7                     9649.93
12/31/95    13080.7              13940                       11507.6
12/31/96    16785                17140.1                     11839.7
12/31/97    19778.2              22860.9                     12994.4
12/31/98    21833.6              29394.4                     14224.4
12/31/99    28564.5              35576.9                     13918.3
12/31/00    30643.8              32343.9                     15566
12/31/01    28623.9              28503.7                     16889.9
12/31/02    24940.1              22202.6                     18751
12/31/03    30746.6              28572.7                     19627.7

                         Average Annual Total Return(1)
                       ----------------------------------
                         1 Year      5 Years     10 Years
                       ---------- ------------ ----------
                         23.29%      7.09%       11.89%
                       ---------- ------------ ----------

(1) Past performance is not predictive of future performance. Performance does not include separate account expenses. Performance does not reflect the deduction of taxes that a contractholder would pay on portfolio distributions or the redemptions of portfolio shares.
--------------------------------------------------------------------------------

40|86 SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (72.7%)

APPAREL AND ACCESSORY STORES (0.2%)
     3,900 Foot Locker, Inc. ......................................  $   91,455
                                                                     ----------

APPAREL AND OTHER FINISHED PRODUCTS (0.2%)
     4,200 Claire's Stores, Inc. ..................................      79,128
                                                                     ----------

BUILDING CONSTRUCTION, GENERAL CONTRACTORS
  AND OPERATIVE BUILDERS (0.8%)
     3,600 Centex Corp. (e) .......................................     387,540
                                                                     ----------

BUILDING MATERIALS, HARDWARE, GARDEN--RETAIL (1.3%)
    12,390 The Home Depot, Inc. ...................................     439,721
     3,500 Lowe's Companies, Inc. .................................     193,865
                                                                     ----------
                                                                        633,586
                                                                     ----------

BUSINESS SERVICES (5.0%)
    12,200 Cendant Corp. (a) ......................................     271,694
     8,400 Citrix Systems, Inc. (a) ...............................     178,164
     1,400 Computer Sciences Corp. (a) ............................      61,922
     2,400 Electronic Arts, Inc. (a) ..............................     114,672
     3,700 GTECH Holdings Corp. ...................................     183,113
    31,540 Microsoft Corp. ........................................     868,612
     2,300 NCR Corp. (a) ..........................................      89,240
    25,100 Oracle Corp. (a) .......................................     331,320
     5,200 Rent-A-Center, Inc. (a) ................................     155,375
     1,355 Sotheby's Holdings, Inc.(a) ............................      18,509
     4,800 Sungard Data Systems, Inc. (a) .........................     133,008
                                                                     ----------
                                                                      2,405,629
                                                                     ----------

CHEMICALS AND ALLIED PRODUCTS (7.6%)
     4,800 Amgen, Inc. (a) ........................................     296,640
     2,000 Avon Products, Inc. ....................................     134,980
     6,700 Bristol-Meyers Squibb Co. ..............................     191,620
     1,300 Clorox Corp. ...........................................      63,128
     5,000 Cytec Industries, Inc. (a) .............................     191,950
     1,700 Genetech, Inc. (a) .....................................     159,069
     1,300 Invitrogen Corp. (a) (e) ...............................      91,000
     6,110 Merck & Co., Inc. ......................................     282,282
     4,350 Mylan Laboratories, Inc. ...............................     109,881
    34,540 Pfizer, Inc. ...........................................   1,220,298
     4,200 Praxair, Inc. ..........................................     160,440
     4,100 The Procter & Gamble Co. ...............................     409,508
     2,300 Sigma-Aldrich Corp. (e) ................................     131,514
     5,800 Wyeth ..................................................     246,210
                                                                     ----------
                                                                      3,688,520
                                                                     ----------

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (2.9%)
    26,400 BellSouth Corp. ........................................  $  747,120
     5,100 Comcast Corp.--Class A (a) .............................     167,637
    12,300 Nextel Communications, Inc.--Class A (a) ...............     345,138
     7,100 Sprint Corp. ...........................................     116,582
                                                                     ----------
                                                                      1,376,477
                                                                     ----------

DEPOSITORY INSTITUTIONS (8.6%)
     6,800 Bank of America Corp. ..................................     546,924
    10,700 Banc One Corp. .........................................     487,813
    18,832 Citigroup, Inc. ........................................     914,105
     4,400 First Tennessee National Corp. .........................     194,040
     1,400 Golden West Financial Corp. ............................     144,466
        50 GreenPoint Financial Corp. .............................       1,766
    13,600 JP Morgan Chase & Co. ..................................     499,528
     4,500 UnionBanCal Corp. ......................................     258,930
    18,400 Wachovia Corp. .........................................     857,256
     2,400 Wells Fargo & Co. ......................................     141,336
     2,100 Zions Bancorporation ...................................     128,793
                                                                     ----------
                                                                      4,174,957
                                                                     ----------

EATING AND DRINKING PLACES (0.5%)
     6,500 Applebee's International, Inc. .........................     255,255
                                                                     ----------

EDUCATIONAL SERVICES (0.3%)
     1,900 University of Phoenix Online (a) .......................     130,967
                                                                     ----------

ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (2.3%)
     6,800 Entergy Corp. ..........................................     388,484
     7,100 Exelon Corp. ...........................................     471,156
    10,600 ONEOK, Inc. ............................................     234,048
                                                                     ----------
                                                                      1,093,688
                                                                     ----------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (5.0%)
    21,190 General Electric Co. ...................................     656,466
    32,080 Intel Corp. ............................................   1,032,976
     4,400 National Semiconductor Corp. (a) .......................     173,404
     3,400 Polycom, Inc. (a) ......................................      66,368
     2,600 Rockwell Collins, Inc. .................................      78,078
     3,900 Scientific-Atlanta, Inc. ...............................     106,470
       900 Silicon Laboratories, Inc. (a) .........................      38,898
     5,300 Texas Instruments, Inc. ................................     155,714
     3,000 UTStarcom, Inc. (a) ....................................     111,210
                                                                     ----------
                                                                      2,419,584
                                                                     ----------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT SERVICES (0.4%)
       700 Cephalon, Inc. (a) (e) .................................      33,887
     2,500 Moody's Corp. ..........................................     151,375
                                                                     ----------
                                                                        185,262
                                                                     ----------

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

FABRICATED METAL PRODUCTS (0.7%)
     2,000 Fortune Brands, Inc. ...................................  $  142,980
     5,000 Gillette Co. ...........................................     183,650
                                                                     ----------
                                                                        326,630
                                                                     ----------

FOOD AND KINDRED PRODUCTS (2.5%)
     3,000 Anheuser-Busch Companies, Inc. .........................     158,040
     7,520 The Coca-Cola Co. ......................................     381,640
     2,400 Hershey Foods Corp. ....................................     184,776
     4,160 PepsiCo, Inc. ..........................................     193,939
    14,600 Tyson Foods, Inc.--Class A .............................     193,304
     1,800 Wm. Wrigley Jr. Co. ....................................     101,178
                                                                     ----------
                                                                      1,212,877
                                                                     ----------

FOOD STORES (0.3%)
     8,000 Kroger Co. (a) .........................................     148,080
                                                                     ----------

FURNITURE AND FIXTURES (0.3%)
     2,200 Lear Corp. .............................................     134,926
                                                                     ----------

GENERAL MERCHANDISE STORES (1.4%)
     6,200 Federated Department Store, Inc. .......................     292,206
     2,500 Sears Roebuck & Co. (e) ................................     113,725
     4,890 Wal-Mart Stores, Inc. ..................................     259,415
                                                                     ----------
                                                                        665,346
                                                                     ----------

HEALTH SERVICES (1.2%)
     2,900 Coventry Health Care, Inc. (a) .........................     187,021
     4,396 Medco Health Solutions, Inc. (a) .......................     149,420
       900 Pharmaceutical Resources, Inc. (a) .....................      58,635
     4,000 Watson Pharmaceuticals, Inc. (a) .......................     184,000
                                                                        579,076
                                                                     ----------

HOME FURNITURE AND EQUIPMENT STORES (0.6%)
     5,300 Best Buy Co., Inc. .....................................     276,872
                                                                     ----------

INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (6.1%)
     9,300 Applied Materials, Inc. (a) ............................     208,785
    25,770 Cisco Systems, Inc. (a) ................................     625,954
    12,000 Dell Computer Corp. (a) ................................     407,520
    10,200 EMC Corp. (a) ..........................................     131,784
     2,900 Foundry Networks, Inc. (a) .............................      79,344
     9,988 Hewlett-Packard Co. ....................................     229,424
     3,000 Illinois Tool Works ....................................     251,730
     2,600 Ingersoll Rand Co. Class A .............................     176,488
     2,750 International Business Machines Corp. ..................     254,870
     1,600 Lexmark International, Inc. (a) ........................     125,824
         1 Riverstone Networks, Inc. (a) ..........................           1
     4,400 Smith International, Inc. (a) ..........................     182,688
     4,300 Storage Technology Corp. (a) ...........................     110,725

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
     1,900 Varian Medical Systems, Inc. (a) .......................  $  131,290
     3,800 Western Digital Corp. (a) ..............................      44,802
                                                                     ----------
                                                                      2,961,229
                                                                     ----------

INSURANCE CARRIERS (3.5%)
     6,000 The Allstate Corp. .....................................     258,120
     4,584 American International Group, Inc. .....................     303,828
     3,000 Hartford Financial Services, Inc. ......................     177,090
     3,400 Lincoln National Corp. .................................     137,258
     4,900 Metlife, Inc. ..........................................     164,983
     5,400 Old Republic International Corp. .......................     136,944
     3,900 Torchmark Corp. ........................................     177,606
     3,600 UnitedHealth Group, Inc. ...............................     209,448
     1,400 Wellpoint Health Networks, Inc. (a) ....................     135,786
                                                                     ----------
                                                                      1,701,063
                                                                     ----------

LEATHER AND LEATHER PRODUCTS (0.1%)
     1,300 Timberland Co. (a) .....................................      67,691

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (2.2%)
     6,200 Becton Dickinson & Co. .................................     255,068
     2,800 Boston Scientific Corp. (a) ............................     102,928
     1,500 C.R. Bard, Inc. ........................................     121,875
     4,000 Guidant Corp. ..........................................     240,800
     2,900 Tektronix, Inc. ........................................      91,640
     3,900 Zimmer Holdings, Inc. (a) ..............................     274,560
                                                                     ----------
                                                                      1,086,871
                                                                     ----------

METAL MINING (0.7%)
     8,200 Freeport--McMoRan Copper & Gold, Inc. ..................     345,466
                                                                     ----------

MISCELLANEOUS RETAIL (0.2%)
     3,200 CVS Corp. ..............................................     115,584
                                                                     ----------

MOTION PICTURES (1.5%)
    18,800 Walt Disney Co. ........................................     438,604
    14,430 Time Warner, Inc. (a) ..................................     259,596
                                                                     ----------
                                                                        698,200
                                                                     ----------

NON-DEPOSITORY CREDIT INSTITUTIONS (1.8%)
     4,200 Capital One Financial Corp. ............................     257,418
     4,533 Countrywide Financial Corp. ............................     343,854
     3,700 Prudential Financial, Inc. .............................     154,549
     3,050 Washington Mutual, Inc. ................................     122,366
                                                                     ----------
                                                                        878,187
                                                                     ----------

OIL AND GAS EXTRACTION (1.5%)
     3,600 Burlington Resources, Inc. .............................     199,368
     3,500 Newfield Exploration Co. (a) ...........................     155,890
     8,600 Occidental Petroleum Corp. .............................     363,264
                                                                     ----------
                                                                        718,522
                                                                     ----------

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

PAPER AND ALLIED PRODUCTS (1.2%)
     6,800 3M Co. .................................................  $  578,204
                                                                     ----------

PETROLEUM REFINING AND RELATED INDUSTRIES (2.3%)
     5,817 ChevronTexaco Corp. ....................................     502,531
    14,540 Exxon Mobil Corp. ......................................     596,140
                                                                     ----------
                                                                      1,098,671
                                                                     ----------

PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (1.6%)
     3,100 Harte-Hanks, Inc. ......................................      67,425
     4,125 The McGraw-Hill Companies, Inc. ........................     288,420
     9,500 Viacom, Inc.--Class B ..................................     421,610
                                                                     ----------
                                                                        777,455
                                                                     ----------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.0%)
     6,400 CarrAmerica Realty Corp. ...............................     190,592
    10,800 General Growth Properties, Inc. ........................     299,700
                                                                     ----------
                                                                        490,292
                                                                     ----------

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS (0.4%)
     3,300 Sealed Air Corp. (a) ...................................     178,662
                                                                     ----------

SECURITY AND COMMODITY BROKERS (1.4%)
     4,200 Bear Stearns Companies, Inc. ...........................     335,790
     5,400 Merrill Lynch & Co., Inc. ..............................     316,710
                                                                     ----------
                                                                        652,500
                                                                     ----------

TOBACCO PRODUCTS (0.9%)
     7,910 Altria Group, Inc. .....................................     430,462
                                                                     ----------

TRANSPORTATION BY AIR (0.5%)
     3,700 FedEx Corp. ............................................     249,750
                                                                     ----------

TRANSPORTATION EQUIPMENT (2.4%)
     2,700 General Motors Corp. ...................................     144,180
     2,800 Harley-Davidson, Inc. ..................................     133,084
     5,200 J. B. Hunt (a) .........................................     140,452
     1,700 Northrop Grumman Corp. .................................     162,520
     5,100 Textron, Inc. ..........................................     291,006
     3,160 United Technologies Corp. ..............................     299,473
                                                                     ----------
                                                                      1,170,715
                                                                     ----------

WHOLESALE TRADE--DURABLE GOODS (1.1%)
     5,300 Avnet, Inc. (a) ........................................     114,798
     8,080 Johnson & Johnson Co. ..................................     417,413
                                                                     ----------
                                                                        532,211
                                                                     ----------

WHOLESALE TRADE--NON-DURABLE GOODS (0.2%)
     2,700 SYSCO Corp. ............................................     100,521
                                                                     ----------
           TOTAL COMMON STOCKS (COST $30,695,078) .................  35,098,111
                                                                     ----------

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS (18.8%)

AMUSEMENT & RECREATIONAL SERVICES (0.2%)
  $ 80,000 Six Flags, Inc., 8.875%, due 02/01/2010 (e) ............  $   82,500
                                                                     ----------

CHEMICALS AND ALLIED PRODUCTS (0.7%)
    80,000 Lyondell Chemical Co., Series A., 9.625%, due 05/01/2007      89,200
    40,000 Polyone Corp., 10.625%, due 05/15/2010 (e) .............      40,200
   190,000 Terra Capital, Inc.,12.875%, due 10/15/2008 ............     225,150
                                                                     ----------
                                                                        354,550
                                                                     ----------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (3.6%)
   155,000 AT&T Wireless Services, Inc., 8.750%, due 03/01/2031 ...     191,920
   105,000 DirecTV Holdings, 8.375%, due 03/15/2013 ...............     122,325
   100,000 EchoStar Broadband Corp., 10.375%, due 10/01/2007 ......     110,125
   325,000 Nextel Communications, Inc., 9.375% due 11/15/2009 .....     355,875
   190,000 Sprint Capital Corp., 6.875%, due 11/15/2028 ...........     186,060
   700,000 Qwest Capital Funding, Inc., 7.250%, due 02/15/2011 ....     693,000
    80,000 Triton PCS, Inc., 8.500%, due 06/01/2013 ...............      86,400
                                                                     ----------
                                                                      1,745,705
                                                                     ----------

DEPOSITORY INSTITUTION (0.1%)
    40,000 Union Planters Bank, 6.500%, due 03/15/2008 ............      43,188
                                                                     ----------

ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (2.1%)

    25,000 Allied Waste North America, 7.875%, due 01/01/2009 .....      26,188
   120,000 Allied Waste North America, 8.875%, due 04/01/2008 .....     135,000
   525,000 Sempra Energy, Inc., 6.800% due 07/01/2004 .............     538,306
   110,000 Southern Natural Gas Co., 8.875%, due 03/15/2010 .......     124,300
   200,000 Waste Management, Inc., 7.000%, due 05/15/2005 .........     212,138
                                                                     ----------
                                                                      1,035,932
                                                                     ----------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (2.7%)
   280,000 Celestica, Inc., 0.000% (c), due 08/01/2020 ............     149,450
   150,000 Nortel Networks Ltd., 6.125%, due 02/15/2006 ...........     152,625
   375,000 Tyco International Group, 6.000%, due 11/17/2020,
           (b) Cost--$373,398; Acquired--11/06/2003 (e) ...........     388,125
   575,000 Tyco International Group, 6.875%, due 01/15/2029 .......     589,950
                                                                     ----------
                                                                      1,280,150
                                                                     ----------

FOOD AND KINDRED PRODUCTS (0.6%)
   280,000 Kraft Foods, Inc., 6.250%, due 06/01/2012 ..............     305,664
                                                                     ----------

FOOD STORES (0.4%)
   155,000 Kroger Co., 7.000%, due 05/01/2018 .....................     173,795
                                                                     ----------

GENERAL MERCHANDISE STORES (0.3%)
   125,000 JC Penney Co., Inc., 8.000%, due 03/01/2010 ............     143,906
                                                                     ----------

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

HOTELS, OTHER LODGING PLACES (1.0%)
 $ 155,000 Hyatt Equities LLC, 6.875%, due 06/15/2007,
           (b) Cost--$154,732, Acquired--06/12/2002 ...............  $  166,644
   150,000 Park Place Entertainment, 8.875%, due 09/15/2008 .......     170,250
   110,000 Vail Resorts, Inc., 8.750%, due 05/15/2009 .............     116,600
                                                                     ----------
                                                                        453,494
                                                                     ----------

INSURANCE CARRIERS (0.5%)
   225,000 RenaissanceRe Holdings, Ltd., 7.000%, due 07/15/2008 ...     244,963
                                                                     ----------

LUMBER AND WOOD PRODUCTS, EXCEPT FURNITURE (0.5%)
   240,000 Georgia-Pacific Corp., 7.700%, due 06/15/2015 ..........     250,800
                                                                     ----------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (0.5%)
   105,000 Guidant Corp., 6.150%, due 02/15/2006 ..................     112,494
   130,000 PLC Trust 2003-1, 2.709%, due 03/31/2006,
           (b) Cost--$130,000; Acquired--12/12/2003 ...............     130,000
                                                                     ----------
                                                                        242,494
                                                                     ----------

PAPER AND ALLIED PRODUCTS (0.0%)
    20,000 Bosie Cascade Co., 6.500%, due 11/01/2010 ..............      20,892
                                                                     ----------

PERSONAL SERVICES (0.3%)
   155,000 Service Corp. International, 6.875%, due 10/01/2007 ....     161,200
                                                                     ----------

PIPE LINES, EXCEPT NATURAL GAS (0.6%)
   325,000 Dynegy-Roseton Danskamme., 7.670%, due 11/08/2016 ......     310,578
                                                                     ----------

PRINTING, PUBLISHING AND ALLIED INDUSTRIES (1.0%)
    55,000 Moore North American Finance, 7.875%, due 01/15/2011,
           (b) Cost--$54,618; Acquired--03/11/2003 ................      62,563
    75,000 News America, Inc., 7.625%, due 11/30/2028 .............      83,857
   200,000 Quebecor Media, Inc., 11.125%, due 07/15/2011 ..........     232,500
    35,000 R.H. Donnelley Financial Corp., 8.875%, due 12/15/2010,
           (b) Cost--$35,000; Acquired--11/26/2002 ................      39,550
    70,000 R.H. Donnelley Financial Corp., 10.875%, due 12/15/2012,
           (b) Cost--$70,000; Acquired--11/26/2002 ................      83,388
                                                                     ----------
                                                                        501,858
                                                                     ----------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.7%)
   250,000 Health Care REIT, Inc., 7.500%, due 08/15/2007 .........     281,844
   215,000 Hospitality Properties, 6.750%, 02/15/2013 .............     225,649
    75,000 ISTAR Financial, Inc., 8.750%, due 08/15/2008 ..........      87,000
   200,000 Senior Housing Trust, 8.625%, due 01/15/2012 ...........     219,000
                                                                     ----------
                                                                        813,493
                                                                     ----------

REAL ESTATE OPERATORS, AGENTS, MANAGERS (0.3%)
   150,000 Regency Centers, L.P., 7.400%, due 04/01/2004 ..........     152,208
                                                                     ----------

STONE, CLAY, GLASS, CONCRETE PRODUCTS (0.9%)
   375,000 Owens-Brockway Glass, 8.875%, due 02/15/2009 ...........     412,969
                                                                     ----------

TOBACCO PRODUCTS (0.5%)
   225,000 Universal Corp., Series B, 7.500%, due 01/26/2004 ......     225,721
                                                                     ----------

WATER TRANSPORTATION (0.2%)
    77,500 Carnival Corp., 6.150%, due 04/15/2008 .................      84,475
                                                                     ----------

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

WHOLESALE TRADE--NON-DURABLE GOODS (0.1%)
  $ 45,000 Amerisoucebergen Corp., 7.250%, due 11/15/2013 .........  $   48,713
                                                                     ----------
           TOTAL CORPORATE BONDS (COST $8,234,568) ................   9,089,248
                                                                     ----------

PREFERRED SECURITIES (0.6%)
APPAREL AND OTHER FINISHED PRODUCTS (0.2%)
     4,000 Tommy Hilfiger USA .....................................     104,480
                                                                     ----------

NONDEPOSITORY CREDIT INSTITUTIONS (0.4%)
       145 Centaur Funding Corp., (b) Cost--$171,062;
           Acquired--07/22/2003 ...................................     178,305
                                                                     ----------
           TOTAL PREFERRED SECURITIES (COST $273,002) .............     282,785

MUNICIPAL BONDS (2.0%)
 $ 230,000 California County, 7.500%, due 06/01/2019 ..............     229,453
   146,118 Educational Enhancement Funding Corp., 6.720%,
           due 06/01/2025 .........................................     139,395
   170,000 Indiana State Dev. Fin. Auth. Rev., 5.500%, due 01/01/2033   173,907
   210,000 Tobacco Settlement Fin Corp., 5.920%, due 06/01/2012 ...     205,760
   203,591 Tobacco Settlement Fin Corp., 6.360%, due 05/15/2025 ...     199,230
                                                                     ----------
           TOTAL MUNICIPAL BONDS (COST $962,223) ..................     947,745
                                                                     ----------

ASSET BACKED SECURITIES (0.5%)
   236,273 First Union National Bank Commercial Mortgage,
           99-C4 A1, 7.184%, due 12/15/2031 .......................     252,432
                                                                     ----------
           TOTAL ASSET BACKED SECURITIES (COST $237,303) ..........     252,432
                                                                     ----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (3.8%)
   655,000 U.S. Treasury Bond, 5.375%, due 02/15/2013 (e) .........     683,273
   705,000 U.S. Treasury Bond, 4.250%, due 11/15/2013 (e) .........     704,449
   475,000 U.S. Treasury Note, 3.375%, due 11/15/2008 (e) .........     478,915
                                                                     ----------
           TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
           (COST $1,864,146) ......................................   1,866,637
                                                                     ----------

SHORT-TERM INVESTMENTS (7.4%)
 3,022,340 Duetche GSI, Repurchase Agreement, 1.030%,
           due 01/02/2004 (d) .....................................   3,022,340
   542,000 Nations Cash Reserve ...................................     542,000
                                                                     ----------
           TOTAL SHORT-TERM INVESTMENTS (COST $3,564,340) .........   3,564,340
                                                                     ----------
           TOTAL INVESTMENTS (COST $45,830,660) (105.8%) ..........  51,101,298
           Liabilities, less other assets (-5.8%) .................  (2,819,547)
           TOTAL NET ASSETS (100.0%) ..............................  $48,281,751
                                                                     ----------

----------
(a)  Non-income producing security.

(b)  Restricted under Rule 144A of the Securities Act of 1933.

(c)  Zero Coupon--Bonds that make no interest payments.

(d)  Securities lending collateral (Note 2).

(e)  Securities (partial/entire) out on loan (Note 2).

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST
HIGH YIELD PORTFOLIO


================================================================================

PORTFOLIO MANAGERS' REVIEW (UNAUDITED)

HOW DID THE PORTFOLIO PERFORM RELATIVE TO ITS BENCHMARK?

   The High Yield Portfolio returned 27.38% for the year ended December 31, 2003.(1) This compares to 28.15% for the benchmark Merrill Lynch High Yield Master II Index.

WHAT CAUSED THE VARIANCE IN PERFORMANCE BETWEEN THE PORTFOLIO AND ITS BENCHMARK?

   During 2003, Portfolio performance was driven by our holdings in the Telecom and Cable/Media sectors. These sectors benefited most as the lower rated, higher yielding names improved throughout 2003 as the credit markets underwent a major revaluation of risk.

WHICH PORTFOLIO HOLDINGS ENHANCED THE PORTFOLIO'S PERFORMANCE?

   During 2003, Portfolio performance was driven by our holdings in the Telecom, Cable/Media and Utility sectors. This included many previously distressed/dislocated names such as Airgate, Alamosa, Charter Communications, Qwest Communications, and Dynegy. Many of these lower rated, higher yielding names continued to rally throughout 2003 as the credit markets underwent a major revaluation of risk. While many of these names underperformed during the market turmoil of 2002, they contributed significantly to Portfolio performance in 2003.

WHICH HOLDINGS DETRACTED FROM PERFORMANCE?

   During 2003, the Portfolio was most negatively impacted by its exposure to Levi Strauss and Delta Airlines.

WHAT IS YOUR OUTLOOK FOR THE NEXT FISCAL YEAR?

   During 2003, we continued to take advantage of the rally in the lower rated sector and sold many of the credits that we believed had moved beyond justifiable valuations. At the same time, we reduced many higher quality names that were trading at levels that no longer offered compelling relative value. The proceeds of these sales continue to be selectively reinvested in securities representing better risk/return characteristics.

   While the 2003 rally has pushed yields to record lows (7.46%) and spreads (+418) to the tightest levels since 1998, there is still opportunity for further spread compression. A strengthening economy, earnings momentum, and balance sheet repair have contributed to an overall improvement in credit quality. As evidence, the JP Morgan domestic default rate decreased to 2.9% for the 12 months ended December 2003 and is expected to reach 2% by the end of 2004. While spreads have pushed through the 20-year average and may appear relatively tight on an historical basis, it is necessary to compare spreads to similar periods in the credit cycle. For example, the domestic default rate was below 2.5% for most of the period between 1993 and 1997. During this period, the average spread to worst was +372 basis points. Assuming that we are in the early stages of a similar credit cycle, it is not unreasonable to expect spreads to continue to grind tighter over the next 6-12 months.

   While an expected 6-10% return for 2004 would pale in comparison to the returns witnessed in 2003, it may prove attractive relative to cash, investment grade bonds, and equities on a risk-adjusted basis. In addition to incremental yield provided, the high yield market has a low correlation with other investment alternatives. Additionally, the excess spread and short duration characteristics should serve as a buffer should interest rates rise. For these reasons, demand for the high yield asset class is expected to remain strong through at least 2004.

   Given the expectations for lower nominal returns, we expect a much tighter dispersion of manager returns for 2004. After several years of significant difference between top and bottom managers, we believe that the deviation should moderate over the next couple years. With approximately 85% of the market trading above par, credit selection will be increasingly important in this asymmetric landscape. Given this environment, 2004 could well be about credit problem avoidance, rather than significant price appreciation. As a result, security selection will be back to the forefront in determining relative performance. Our intensive credit process will continue to guide our investment decisions, and, we believe, will continue to allow us to generate competitive, risk-adjusted returns over time.



Robert L. Cook, CFA                                        Thomas G. Hauser, CFA
Senior Vice President                                             Vice President
Director of Research                                        40|86 Advisors, Inc.
40|86 Advisors, Inc.


--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE HIGH YIELD PORTFOLIO AND THE MERRILL LYNCH HIGH YIELD MASTER II INDEX

                      High Yield                  Merrill Lynch High Yield
DATE                  Portfolio                       Master II Index
6/13/00                10000                              10000
12/31/00               10316.4                            9649.81
12/31/01               10647.2                            10083.5
12/31/02               11229                              9892.19
12/31/03               14304                              12675.6

                        -------------------------------
                          Average Annual Total Return
                        -------------------------------
                          1 Year   Since Inception(1)
                        --------- ---------------------
                          27.38%          10.61%
                        --------- ---------------------

(1) The Inception date of this Portfolio was June 13, 2000. Past performance is not predictive of future performance. Performance does not include separate account expenses. Performance does not reflect the deduction of taxes that a contractholder would pay on portfolio distributions or the redemptions of portfolio shares.
--------------------------------------------------------------------------------

40|86 SERIES TRUST

HIGH YIELD PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS (79.4%)

AMUSEMENT AND RECREATION SERVICES (4.8%)
$  50,000 Boca Resorts, Inc., 9.875%, due 04/15/2009 ..............  $   53,500
   45,000 Pinnacle Entertainment, 8.750%, due 10/01/2013 ..........      46,013
   20,000 Six Flags, Inc., 8.875%, due 02/01/2010 .................      20,625
  125,000 Six Flags, Inc., 9.750%, due 04/15/2013 .................     132,187
  150,000 Station Casinos, Inc., 9.875%, due 07/01/2010 ...........     165,750
   50,000 Vail Resorts, Inc., 8.750%, due 05/15/2009 ..............      53,000
   50,000 Venetian Casino, 11.000%, due 06/15/2010 ................      58,250
                                                                     ----------
                                                                        529,325
                                                                     ----------

APPAREL AND OTHER FINISHED PRODUCTS (2.0%)
    65,000 Levi Strauss & Co., 12.250%, due 12/15/2012 ............      42,575
    50,000 Phillips Van Heusen Corp., 8.125%, due 05/01/2013 ......      53,375
    55,000 Playtex Products, Inc., 9.375%, due 06/01/2011 .........      55,825
    70,000 Russell Corp., 9.250%, due 05/01/2010 ..................      72,887
                                                                     ----------
                                                                        224,662
                                                                     ----------

BUILDING CONSTRUCTION, GENERAL CONTRACTORS
 AND OPERATIVE BUILDERS (0.4%)
   40,000 D. R. Horton, Inc., 8.500%, due 04/15/2012 ..............      45,400
                                                                     ----------

BUSINESS SERVICES (0.8%)
   10,000 H&E Equipment/Finance, 11.125%, due 06/15/2012 ..........      10,100
   70,000 Universal Hosptial Services, Inc., 10.125%,
          due 11/01/2011, (a) Cost--$70,000;
          Acquired--10/08/2003 .....................................     73,850
                                                                     ----------
                                                                         83,950
                                                                     ----------

CHEMICALS AND ALLIED PRODUCTS (5.9%)
   43,000 HMP Equity Holdings Corp., 0.000% (c), due 05/15/2008,
          (a) Cost--$22,464; Acquired--04/30/2003 .................      26,445
   30,000 Huntsman ICI Chemicals, 10.125%, due 07/01/2009 .........      31,050
   50,000 Lyondell Chemical Co., 10.875%, due 05/01/2009 ..........      51,500
   75,000 Lyondell Chemical Co., 11.125%, due 07/15/2012 ..........      83,625
   35,000 Nalco Co., 8.875%, due 11/15/2013, (a) Cost--$35,000;
          Acquired--10/29/2003 ....................................      37,275
   20,000 Nalco Co., 7.750%, due 11/15/2011, (a) Cost--$20,000;
          Acquired--10/29/2003 ....................................      21,500
   70,000 Polyone Corp., 8.875%, due 05/01/2012 ...................      70,350
   70,000 Rockwood Specialties Corp., 10.625%, due 05/15/2011,
          (a) Cost--$70,000; Acquired--07/09/2003 .................      78,400
   35,000 Terra Capital, Inc., 12.875%, due 10/15/2008 ............      41,475
  150,000 Terra Capital, Inc., 11.500%, due 06/01/2010 ............     157,500
   55,000 Witco Corp., 6.875%, due 02/01/2026 .....................      47,437
                                                                     ----------
                                                                        646,557
                                                                     ----------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (20.5%)
  130,000 AirGate PCS, Inc., STEP (b) 0.000%/13.500%,
          due 10/01/2009 ..........................................      92,300
   75,000 American Tower Corp., 5.000%, due 02/15/2010 ............      71,813
   90,000 Charter Communications Holdings, LLC, 10.250%,
          due 09/15/2010 (a) Cost--$91,125; Acquired--10/07/2003 ..      94,950
   70,000 Charter Communications Holdings, LLC, 11.125%,
          due 01/15/2011 ..........................................      64,575
   50,000 Charter Communications Holdings, LLC, STEP
          (b) 0.000%/13.500%, due 01/15/2011 ......................      37,500

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

HIGH YIELD PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

====================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  40,000  Cincinnati Bell, Inc., 7.250%, due 07/15/2013, (a) Cost--$40,306; Acquired--07/02/2003 & 07/08/2003 .......  $     42,200
   25,000  Cincinnati Bell, Inc., 8.375%, due 01/15/2014, (a) Cost--$26,008; Acquired--10/31/2003 & 12/09/2003 .......        27,000
   90,000  Crown Castle International Corp., 7.500%, due 12/01/2013, (a) Cost--$86,960; Acquired--11/17/2003 .........        90,900
  125,000  CSC Holdings, Inc., 10.500%, due 05/15/2016 ...............................................................       143,750
   10,000  Dex Media East LLC, 9.875%, due 11/15/2009 ................................................................        11,500
   45,000  Dex Media East LLC, 12.125%, due 11/15/2012 ...............................................................        55,575
   40,000  Dex Media Finance/East, 8.500%, due 08/15/2010, (a) Cost--$40,000; Acquired--08/15/2003 ...................        44,750
   40,000  Dex Media West LLC, 9.875%, due 08/15/2013, (a) Cost--$40,000; Acquired--08/15/2003 .......................        46,700
   65,000  DirecTV Holdings, 8.375%, due 03/15/2013 ..................................................................        75,725
   50,000  EchoStar Communications, 9.375%, due 02/01/2009 ...........................................................        52,562
   85,000  EchoStar DBS Corp., 9.125%, due 01/15/2009 ................................................................        95,519
   60,000  Fairpoint Communications, 12.500%, due 05/01/2010 .........................................................        65,700
   50,000  Innova S de RL, 9.375%, due 09/19/2013, (a) Cost--$51,500; Acquired--12/11/2003 ...........................        51,562
  110,000  Insight Communications, Inc., STEP (b) 0.000%/12.250%, due 02/15/2011 .....................................        94,600
   55,000  Madison River Capital, LLC, 13.250%, due 03/01/2010 .......................................................        60,638
  150,000  Nextel Communications, Inc., 7.375%, due 08/01/2015 .......................................................       162,000
   30,000  Quebecor Media, Inc., 11.125%, due 07/15/2011 .............................................................        34,875
  185,000  Qwest Capital Funding, Inc., 7.250%, due 02/15/2011 .......................................................       183,150
   55,000  Qwest Corp., 8.875%, due 03/15/2012, (a) Cost--$53,694; Acquired--11/26/2002 ..............................        63,387
   40,000  Rogers Wireless, Inc., 9.625%, due 05/01/2011 .............................................................        48,000
   85,000  Sinclair Broadcast Group, 8.000%, due 03/15/2012 ..........................................................        92,225
   70,000  SpectraSite Holdings, Inc., 8.250%, due 05/15/2010 ........................................................        75,075
   80,000  Sprint Capital Corp., 8.375%, due 03/15/2012 ..............................................................        93,613
   50,000  Triton PCS, Inc., 8.750%, due 11/15/2011 ..................................................................        49,500
   65,000  Vivendi Universal Corp., 6.250%, due 04/15/2010, (a) Cost--$65,000; Acquired--07/02/2003 ..................        69,143
   60,000  Worldcom, Inc., 6.950%, due 08/15/2006 (d) ................................................................        48,600
                                                                                                                        ------------
                                                                                                                           2,239,387
                                                                                                                        ------------

ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (2.9%)
   35,000  Allied Waste North America, 7.875%, due 01/01/2009 ........................................................        36,663
   70,000  Allied Waste Industries, Inc., 7.400%, due 09/15/2035 .....................................................        66,675
   40,000  Dynegy Holdings, Inc., 10.125%, due 07/15/2013, (a) Cost--$39,689; Acquired--10/07/2003 ...................        46,200
   40,000  El Paso Production Holding, Inc., 7.750%, due 06/01/2013, (a) Cost--$40,000; Acquired--05/20/2003 .........        39,600
   65,000  Southern Natural Gas Co., 8.875%, due 03/15/2010 ..........................................................        73,450
   50,000  Transcontinental Gas Pipeline Corp., 7.000%, due 08/15/2011 ...............................................        53,500
                                                                                                                        ------------
                                                                                                                             316,088
                                                                                                                        ------------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (5.4%)
   32,000  Alamosa Delaware, Inc., 13.625%, due 08/15/2011 ...........................................................        34,880
   77,000  Alamosa Delaware, Inc., STEP (b) 0.000%/12.000%, due 07/31/2009 ...........................................        69,685
   75,000  Flextronics International Ltd., 6.500%, due 05/15/2013 ....................................................        78,000
  100,000  IPC Acquisition Corp., 11.500%, due 12/15/2009 ............................................................       109,500
  125,000  Nortel Networks Ltd., 6.125%, due 02/15/2006 ..............................................................       127,188
   30,000  Rayovac Corp., 8.500%, due 10/01/2013 .....................................................................        31,950
   63,000  Solectron Corp., 0.000% (c), due 05/08/2020 ...............................................................        36,068
                                                                                                                        ------------

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

HIGH YIELD PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

====================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  27,000  TeleCorp PCS, Inc., 10.625%, due 07/15/2010 ...............................................................  $     31,575
   55,000  Tyco International Group, 6.000%, due 11/15/2013, (a) Cost--$54,765; Acquired--11/06/2003 .................        56,925
   20,000  Tyco International Ltd, 6.375%, due 10/15/2011 ............................................................        21,475
                                                                                                                        ------------
                                                                                                                             597,246
                                                                                                                        ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY AND TRANSPORTATION EQUIPMENT (0.5%)
   50,000  Jacuzzi Brands, Inc., 9.625%, due 07/01/2010, (a) Cost--$50,962; Acquired--06/30/2003 & 07/01/2003 ........        55,250
                                                                                                                        ------------


FOOD AND KINDRED PRODUCTS (1.6%)
   75,000  Altria Group, Inc., 7.000%, due 11/04/2013 ................................................................        80,153
   35,000  Philip Morris Co., 7.650%, due 07/01/2008 .................................................................        38,775
   50,000  Reddy Ice Group, Inc., 8.875%, due 08/01/2011, (a) Cost--$51,123; Acquired--07/17/2003 ....................        53,250
                                                                                                                        ------------
                                                                                                                             172,178
                                                                                                                        ------------

FOOD STORES (1.3%)
   40,000  General Nutrition Center, 8.500%, due 12/01/2010, (a) Cost--$40,000; Acquired--11/15/2003 .................        41,200
   45,000  Marsh Supermarket, Inc., 8.875%, due 08/01/2007 ...........................................................        42,750
   50,000  Merisant Co., 9.500%, due 07/15/2013, (a) Cost--$51,488; Acquired--06/27/2003 & 07/01/2003 ................        53,500
                                                                                                                        ------------
                                                                                                                             137,450
                                                                                                                        ------------

GENERAL MERCHANDISE STORE (0.3%)
   30,000  JC Penney Co., Inc., 8.000%, due 03/01/2010 ...............................................................        34,538
                                                                                                                        ------------

HEALTH SERVICES (3.1%)
   30,000  HCA, Inc., 6.950%, due 05/01/2012 .........................................................................        32,217
   65,000  HCA, Inc., 6.750%, due 07/15/2013 .........................................................................        69,054
   25,000  HEALTHSOUTH Corp., 10.750%, due 10/01/2008 ................................................................        23,750
   35,000  HEALTHSOUTH Corp., 8.500%, due 02/01/2008 .................................................................        33,775
   30,000  Matria Healthcare, 11.000%, due 05/01/2008 ................................................................        32,250
   40,000  Res-Care, Inc., 10.625%, due 11/15/2008 ...................................................................        41,600
   70,000  Tenet Healthcare Corp., 7.375%, due 02/01/2013 ............................................................        70,700
   35,000  Tenet Healthcare Corp., 6.500%, due 06/01/2012 ............................................................        33,731
                                                                                                                        ------------
                                                                                                                             337,077
                                                                                                                        ------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTORS (0.3%)
   30,000  Great Lakes Dredge & Dock, 7.750%, due 12/15/2013, (a) Cost--$30,000; Acquired--12/12/2003 ................        31,013
                                                                                                                        ------------

HOTELS, OTHER LODGING PLACES (4.2%)
   55,000  Host Marriott LP, 9.500%, due 01/15/2007 ..................................................................        61,463
   35,000  Host Marriott LP, 9.250%, due 10/01/2007 ..................................................................        39,287
  125,000  MGM Grand, Inc., 9.750%, due 06/01/2007 ...................................................................       143,125
  110,000  Park Place Entertainment, 8.125%, due 05/15/2011 ..........................................................       123,888
   90,000  Starwood Hotel & Resorts, 7.375%, due 11/15/2015 ..........................................................        96,750
                                                                                                                        ------------
                                                                                                                             464,513
                                                                                                                        ------------

INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTER EQUIPMENT (1.9%)
   85,000  Cummins Engine, Inc., 5.650%, due 03/01/2098.............................................................        56,737
    30,000 Rexnord Corp., 10.125%, due 12/15/2012...................................................................        33,000


   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

HIGH YIELD PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

====================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  55,000  Terex Corp., 10.375%, due 04/01/2011.......................................................................   $    61,875
   60,000  Unova, Inc., 7.000%, due 03/15/2008........................................................................        58,500
                                                                                                                        ------------
                                                                                                                             210,112
                                                                                                                        ------------

LEATHER AND LEATHER PRODUCTS (0.9%)
   95,000  Samsonite Corp., 10.750%, due 06/15/2008 ..................................................................        98,800
                                                                                                                        ------------

LUMBER AND WOOD PRODUCTS, EXCEPT FURNITURE (1.8%)
  190,000  Georgia-Pacific Corp., 7.750%, due 11/15/2029 .............................................................       198,550
                                                                                                                        ------------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (1.5%)
   70,000  DRS Technologies, Inc., 6.875%, due 11/01/2013, (a) Cost--$70,000; Acquired--10/16/2003 ...................        72,275
   70,000  Eastman Kodac Co., 7.250%, due 11/15/2013 .................................................................        73,576
   25,000  Hudson Respiratory Care, Inc., 9.125%, due 04/15/2008 .....................................................        22,125
                                                                                                                        ------------
                                                                                                                             167,976
                                                                                                                        ------------

MISCELLANEOUS RETAIL (0.4%)
   40,000  Suburban Propane Partners L.P., 6.875%, due 12/15/2013, (a) Cost--$40,000; Acquired--12/18/2003 ...........        40,600
                                                                                                                        ------------

NON-DEPOSITORY CREDIT INSTITUTIONS (1.1%)
  105,000  Ford Motor Credit Corp., 7.600%, due 08/01/2005 ...........................................................       115,444
                                                                                                                        ------------

OIL AND GAS EXTRACTION- (2.7%)
   45,000  Citgo Petroleum Corp., 11.375%, due 02/01/2011 ............................................................        52,425
   60,000  Houston Exploration Co., 7.000%, due 06/15/2013, (a) Cost--$60,000; Acquired--06/05/03 ....................        62,250
   25,000  Pogo Producing Co., 8.750%, due 05/15/2007 ................................................................        26,625
  145,000  Pride International, Inc., 10.000%, due 06/01/2009 ........................................................       156,238
                                                                                                                        ------------
                                                                                                                             297,538
                                                                                                                        ------------

PAPER AND ALLIED PRODUCTS (3.1%)
   75,000  Abitibi-Consolidated, Inc., 8.850%, due 08/01/2030 ........................................................        81,338
   40,000  Boise Cascade Corp., 6.500%, due 11/01/2010 ...............................................................        41,784
   35,000  Boise Cascade Corp., 7.000%, due 11/01/2013 ...............................................................        36,439
   50,000  Buckeye Technologies, Inc., 8.500%, due 10/01/2013 ........................................................        53,750
   35,000  Graphic Packaging International, 9.500%, due 08/15/2013, (a) Cost--$35,000; Acquired--08/01/2003 ..........        38,850
   45,000  Mail-Well, Inc., 9.625%, due 03/15/2012 ...................................................................        50,175
   35,000  Pliant Corp., 11.125%, due 09/01/2009 .....................................................................        37,975
                                                                                                                        ------------
                                                                                                                             340,311
                                                                                                                        ------------

PERSONAL SERVICES (0.8%)
   50,000  Service Corp. International, 6.000%, due 12/15/2005 .......................................................        52,000
   30,000  Service Corp. International, 6.500%, due 03/15/2008 .......................................................        30,975
                                                                                                                        ------------
                                                                                                                              82,975
                                                                                                                        ------------

PRIMARY METAL INDUSTRIES (0.5%)
   55,000  General Cable Corp., 9.500%, due 11/15/2010, (a) Cost--$55,000; Acquired--11/18/2003 ......................        59,125
                                                                                                                        ------------

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

HIGH YIELD PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

====================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------

PRINTING, PUBLISHING AND ALLIED PRODUCTS (1.8%)
$  45,000  Moore North American Finance, 7.875%, due 01/15/2011, (a) Cost--$44,687; Acquired--03/11/2003 .............  $     51,187
   80,000  R.H. Donnelley Financial Corp., 10.875%, due 12/15/2012, (a) Cost--$80,000; Acquired--11/26/2002 ..........        95,300
   45,000  Sun Media Corp., 7.625%, due 02/15/2013 ...................................................................        48,375
                                                                                                                        ------------
                                                                                                                             194,862
                                                                                                                        ------------

RAILROAD TRANSPORTATION (0.6%)
   65,000  TFM SA de CV, STEP (b) 0.000%/11.750%, due 06/15/2009 .....................................................        67,113
                                                                                                                        ------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.9%)
   40,000  ISTAR Financial, Inc., 8.750%, due 08/15/2008 .............................................................        43,400
   20,000  Senior Housing Trust, 8.625%, due 01/15/2012 ..............................................................        21,900
   30,000  Senior Housing Trust, 7.875%, due 04/15/2015 ..............................................................        31,650
                                                                                                                        ------------
                                                                                                                              96,950
                                                                                                                        ------------

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS (0.7%)
   70,000  Tekni-Plex, Inc., 8.750%, due 11/15/2013 ..................................................................        73,325
                                                                                                                        ------------

STONE, CLAY, GLASS, CONCRETE (1.2%)
   20,000  Hexcel Corp., 9.750%, due 01/15/2009 ......................................................................        21,050
   25,000  Owens-Brockway Glass, 7.750%, due 05/15/2011 ..............................................................        26,968
   75,000  Owens-Brockway Glass, 8.250%, due 05/15/2013 ..............................................................        80,906
                                                                                                                        ------------
                                                                                                                             128,924
                                                                                                                        ------------

TRANSPORTATION BY AIR (0.3%)
   89,915  US Airways, Inc., 9.820%, due 01/01/2013 ..................................................................        30,455
                                                                                                                        ------------

TRANSPORTATION EQUIPMENT (2.2%)
   80,000  Dana Corp., 9.000%, due 08/15/2011 ........................................................................        96,800
   65,000  General Motors Corp., 8.375%, due 07/15/2033 ..............................................................        75,680
   60,000  United Components, Inc., 9.375%, due 06/15/2013 ...........................................................        65,850
                                                                                                                        ------------
                                                                                                                             238,330
                                                                                                                        ------------

WATER TRANSPORTATION (0.7%)
   70,000 Royal Caribbean Cruises, 8.000%, due 05/15/2010 ............................................................        76,650

WHOLESALE TRADE--DURABLE GOODS (0.8%)
   80,000  TRW Automotive, Inc., 9.375%, due 02/15/2013 ..............................................................        91,800
                                                                                                                        ------------

WHOLESALE TRADE--NON-DURABLE GOODS (1.5%)
   80,000  Amerisoucrcebergen Corp., 7.250%, due 11/15/2012 ..........................................................        86,600
   75,000  DIMON, Inc., 7.750%, due 06/01/2013, (a) Cost--$76,806; Acquired--11/17/2003 & 12/09/2003 .................        77,625
                                                                                                                        ------------
                                                                                                                             164,225
                                                                                                                        ------------
           TOTAL CORPORATE BONDS (COST $8,093,956) ...................................................................     8,688,699
                                                                                                                        ------------

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

HIGH YIELD PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

====================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL/YANKEE (U.S. $ DENOMINATED) (0.7%)
$  30,000  Alliance Atlantis Communications, Inc., 13.000%, due 12/15/2009 ...........................................  $     34,350
   40,000  Federative Republic of Brazil, 10.250%, due 06/17/2013 ....................................................        43,200
                                                                                                                        ------------
           TOTAL INTERNATIONAL/YANKEE (COST $69,903) .................................................................        77,550
                                                                                                                        ------------

PREFERRED STOCKS (0.7%)

APPAREL AND OTHER FINISHED PRODUCTS (0.6%)
    2,768  Tommy Hilfiger USA, 9.000% ................................................................................        72,300
                                                                                                                        ------------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (0.1%)
       26  Alamosa Holdings, Inc., 7.500% ............................................................................         9,230
         1 Intermedia Communications, Inc., Series B, 13.500% (d) ....................................................            41
                                                                                                                        ------------
                                                                                                                               9,271
                                                                                                                        ------------
           TOTAL PREFERRED STOCK (COST $76,332) ......................................................................        81,571
                                                                                                                        ------------

SHORT-TERM INVESTMENTS (8.3%)
  452,000  Aim Government Tax Advantage ..............................................................................       452,000
  452,000  Nations Treasury Reserve ..................................................................................       452,000
                                                                                                                        ------------
           TOTAL SHORT-TERM INVESTMENTS (COST $904,000) ..............................................................       904,000
                                                                                                                        ------------

           TOTAL INVESTMENTS (COST $9,144,191)--(89.1%) ..............................................................     9,751,820
           Other assets, less liabilities--(10.9%) ...................................................................     1,189,408
                                                                                                                        ------------
           TOTAL NET ASSETS--(100.0%) ................................................................................  $ 10,941,228
                                                                                                                        ------------
----------------------------------------------------------------------------------------------------------------------

(a)  Restricted under Rule 144A of the Securities Act of 1933.

(b)  STEP--Bonds where the coupon increases or steps up at a predetermined rate.

(c)  Zero Coupon Bonds that make no interest payments.

(d)  Security in default.

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

FIXED INCOME PORTFOLIO


================================================================================

PORTFOLIO MANAGERS' REVIEW (UNAUDITED)


HOW DID THE PORTFOLIO PERFORM RELATIVE TO ITS BENCHMARK?

   The Fixed Income  Portfolio  returned  9.33% for the year ended  December 31,
2003.(1)   This   compares   to  7.04%  for  the   benchmark   Lehman   Brothers
Government/Corporate Index.

WHAT CAUSED THE VARIANCE IN PERFORMANCE BETWEEN THE PORTFOLIO AND ITS BENCHMARK?

   The Portfolio's out performance was a result to the portfolio structure and its overweight to corporate bonds. The corporate bond sector experienced significant spread contraction during the year as companies reduced leverage through excess cash flow and sold off non-core businesses. The return of fiscal discipline helped alleviate fears in the capital market which had forced credit spreads to historic wide levels in the prior year. In addition, our increased exposure to the high yield sector helped add incremental return through the year.

WHICH PORTFOLIO HOLDINGS ENHANCED THE PORTFOLIO'S PERFORMANCE?

   The Portfolio's performance was aided by several of our investment holdings including Kraft Foods, Sprint and Tyco. Kraft has been under some scrutiny as its parent company, Phillip Morris, endures the tobacco litigation pain. Kraft's underlying businesses are strong and performing well. In order to preserve the enterprise value of Kraft, we believe that there is a strong probability that Phillip Morris will spin-off Kraft. Sprint has done an excellent job of focusing on its core business and cutting costs. In spite of the highly publicized lawsuits surrounding Tyco's ex-chairman, the fundamentals of Tyco's underlying businesses appear solid and the new management team has done a good job of reducing debt and selling non-core businesses.


WHICH HOLDINGS DETRACTED FROM PERFORMANCE?

   While the credit markets improved through the year, our holdings in tobacco settlement bonds lagged the recovery. The tobacco settlement structures were created by certain states to prefund the long payouts associated with the settlement of tobacco litigation. As tobacco companies make payments into the Master Settlement Agreement, they are funneled to the states to pay interest and principal on these bonds outstanding. With the overhang of the tobacco litigation, these structured deals did not perform well last year.

WHAT IS YOUR OUTLOOK FOR THE NEXT FISCAL YEAR?

   We believe we are in a period of relative low interest rates, however, with the strength of the economic recovery, the risks of an increase in interest rates from the current levels is pretty high. The credit markets have improved significantly and we remain positive on the outlook for credit. In addition, we expect the mortgage-backed securities sector to underperform in a rising interest rate environment.


Gregory J. Hahn, CFA                                     Michael D. Richman, CFA
Chief Investment Officer                                   Second Vice President
40|86 Advisors, Inc.                                        40|86 Advisors, Inc.


--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE FIXED INCOME PORTFOLIO AND THE LEHMAN BROTHERS GOVERNMENT/CORPORATE INDEX


                                              Lehman Brothers
                        Fixed Income        Government/Corporate
                         Portfolio                 Index
                        ------------        --------------------
"12/31/93"                10000                   10000
"12/31/94"                9731.25                 9649.93
"12/31/95"                11509.3                 11507.6
"12/31/96"                12079.1                 11839.7
"12/31/97"                13282.7                 12994.4
"12/31/98"                14103.5                 14224.4
"12/31/99"                14048.4                 13918.3
"12/31/00"                15431.6                 15566
"12/31/01"                16790.6                 16889.9
"12/31/02"                17576.6                 18751
"12/31/03"                19215.9                 19628.4

                       ----------------------------------
                         Average Annual Total Return(1)
                       ----------------------------------
                         1 Year   5 Years    10 Years
                       --------- --------- --------------
                         9.33%     6.38%      6.75%
                       --------- --------- --------------

(1) Past performance is not predictive of future performance. Performance does not include separate account expenses. Performance does not reflect the deduction of taxes that a contractholder would pay on Portfolio distributions or the redemptions of Portfolio shares.

40|86 SERIES TRUST

FIXED INCOME PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

====================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (59.5%)

AMUSEMENT AND RECREATIONAL SERVICES (0.2%)
  $ 75,000 Six Flags, Inc., 8.875%, due 02/01/2010 (d) ...............................................................  $     77,344
                                                                                                                        ------------

BUILDING CONSTRUCTION, GENERAL CONTRACTORS AND OPERATIVE BUILDERS (0.5%)
   175,000 Ryland Group, 5.375%, due 06/01/2008 ......................................................................       181,125
                                                                                                                        ------------

BUSINESS SERVICES (1.9%)
   230,000 Cendant Corp., 7.375%, due 01/15/2013 .....................................................................       264,182
    70,000 NCR Corp., 7.125%, due 06/15/2009 .........................................................................        78,162
   265,000 Time Warner, Inc., 7.700%, due 05/01/2032 .................................................................       310,453
                                                                                                                        ------------
                                                                                                                             652,797
                                                                                                                        ------------

CHEMICALS AND ALLIED PRODUCTS (1.4%)
    75,000 Lyondell Chemical Co., Series A, 9.625%, due 05/01/2007 ...................................................        83,625
    35,000 Polyone Corp., 10.625%, due 06/15/2010 (d) ................................................................        35,175
    80,000 Terra Capital, Inc., 12.875%, due 10/15/2008 ..............................................................        94,800
   275,000 Wyeth, 5.250%, due 03/15/2013 .............................................................................       280,441
                                                                                                                        ------------
                                                                                                                             494,041
                                                                                                                        ------------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (9.1%)
   115,000 AT&T Wireless Services, Inc., 8.750%, due 03/01/2031 ......................................................       142,392
    80,000 Ameritech Capital Funding, 7.500%, due 04/01/2005 .........................................................        85,567
   185,000 Chancellor Media CCU, 8.000%, due 11/01/2008 ..............................................................       215,062
    90,000 Clear Channel Communications, 6.625%, due 06/15/2008 ......................................................       100,085
   155,000 Comcast Corp., 7.050%, due 03/15/2033 .....................................................................       169,267
   125,000 Cox Enterprises, 4.375%, due 05/01/2008, (a) Cost $124,920; Acquired--04/14/2003 ..........................       127,109
   280,000 Deutsche Telcom International Finance, Inc., 8.750%, due 06/15/2030 .......................................       358,958
    90,000 DirecTV Holdings, 8.375%, due 03/15/2013 ..................................................................       104,850
   100,000 EchoStar Broadband Corp., 10.375%, due 10/01/2007 .........................................................       110,125
   125,000 Insight Midwest LLP, 10.500%, due 11/01/2010 ..............................................................       136,562
   125,000 Nextel Communications, Inc., 9.375%, due 11/15/2009 .......................................................       136,875
   390,000 Qwest Capital Funding Inc., 6.875%, due 07/15/2028 ........................................................       386,100
   215,000 Sprint Capital Corp., 6.875%, due 11/15/2028 ..............................................................       210,541
    75,000 Tele-Communications, Inc., 9.800%, due 02/01/2012 .........................................................        97,979
   445,000 Telus Corp., 8.000%, due 06/01/2011 .......................................................................       521,227
    75,000 Triton PCS, Inc., 8.500%, due 06/01/2013 ..................................................................        81,000
   215,000 Vodafone Group PLC, 5.375%, due 01/30/2015 ................................................................       217,532
                                                                                                                        ------------
                                                                                                                           3,201,231
                                                                                                                        ------------

DEPOSITORY INSTITUTIONS (3.9%)
   170,000 Citicorp, 6.750%, due 08/15/2005 ..........................................................................       183,448
    90,000 Citifinancial, 6.500%, due 08/01/2004 .....................................................................        92,642
    85,000 Fleetboston Financial Corp., 7.250%, due 09/15/2005 .......................................................        92,467
   145,000 Huntington National Bank, 3.125%, due 05/15/2008 ..........................................................       141,405
   460,000 J.P. Morgan Chase & Co., 4.000%, due 02/01/2008 ...........................................................       500,977

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

FIXED INCOME PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

====================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
 $ 138,000 Nationsbank Corp., 6.875%, due 02/15/2005 .................................................................  $    145,626
   185,000 Union Planters Bank, 6.500%, due 03/15/2008 ...............................................................       199,745
                                                                                                                        ------------
                                                                                                                           1,356,310
                                                                                                                        ------------

EATING AND DRINKING PLACES (0.5%)
   140,000 Yum! Brands, Inc., 7.700%, due 07/01/2012 .................................................................       161,875
                                                                                                                        ------------

ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (8.8%)
   115,000 Allied Waste North America, 8.875%, due 04/01/2008 ........................................................       129,375
   200,000 AMERENENERGY Generating, Series C, 7.750%, due 11/01/2005 .................................................       219,398
   135,000 Cilcorp, Inc., 8.700%, due 10/15/2009 .....................................................................       163,111
   145,000 Consolidated Edison, Inc., 3.625%, due 08/01/2008 .........................................................       145,179
   145,000 Constellation Energy Corp., 4.550%, due 06/15/2015 ........................................................       133,586

   150,000 Detroit Edison Co, 5.050%, due 10/01/2005 .................................................................       156,970
   225,000 Kansas City Power & Light, 7.125%, due 12/15/2005 .........................................................       245,195
   270,000 Niagara Mohawk Power Co., 5.375%, due 10/01/2004 ..........................................................       277,427
   155,000 Nisource Finance, 7.875%, due 11/15/2010 ..................................................................       184,607
   135,000 Ohio Power Co., 6.600%, due 02/15/2033 ....................................................................       145,363
   400,000 Pinnacle West Capital Corp., 6.400%, due 04/01/2006 .......................................................       429,310
   245,000 PSI Energy, Inc., 6.650%, due 06/15/2006 ..................................................................       267,178
   100,000 Southern Natural Gas Co., 7.350%, due 02/15/2031 ..........................................................       113,000
   265,000 Southwestern Public Service Co, Series B, 5.125%, due 11/01/2006 ..........................................       281,007
   170,000 Texas Eastern Transmission L.P., 7.000%, due 07/15/2032 ...................................................       188,700
                                                                                                                        ------------
                                                                                                                           3,079,406
                                                                                                                        ------------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (3.9%)
   260,000 Celestica, Inc., 0.000% (b), due 08/01/2020 ...............................................................       138,775
   150,000 Cooper Industries, Inc., 5.500%, due 11/01/2009 ...........................................................       161,510
   120,000 Nortel Networks Ltd, 6.125%, due 02/15/2006 ...............................................................       122,100
   186,000 TeleCorp PCS, Inc., 10.625%, due 07/15/2010 ...............................................................       217,515
   185,000 Tyco International Group, 6.000%, due 11/15/2013, (a) Cost--$184,209; Acquired--11/06/2003 (d) ............       191,475
   525,000 Tyco International Group, 6.875%, due 01/15/2029 ..........................................................       538,650
                                                                                                                        ------------
                                                                                                                           1,370,025
                                                                                                                        ------------

FOOD AND KINDRED PRODUCTS (1.8%)
   115,000 Coca-Cola HBC Finance, 5.125%, due 09/17/2013, (a) Cost--$113,969; Acquired--09/10/2003 ...................       115,514
   220,000 Kraft Foods, Inc., 6.250%, due 06/01/2012 .................................................................       240,165
   275,000 Kraft Foods, Inc., 5.250%, due 10/01/2013 .................................................................       278,004
                                                                                                                        ------------
                                                                                                                             633,683
                                                                                                                        ------------

FOOD STORES (0.4%)
   140,000 Kroger Co., 7.000%, due 05/01/2018 ........................................................................       156,976
                                                                                                                        ------------

FURNITURE AND FIXTURES (0.5%)
   100,000 Lear Corp., 8.110%, due 05/15/2009 ........................................................................       118,125
    60,000 Rubbermaid, Inc., 6.600%, due 11/15/2006 ..................................................................        66,193
                                                                                                                        ------------
                                                                                                                             184,318
                                                                                                                        ------------

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

FIXED INCOME PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

====================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES (0.6%)
  $ 65,000 May Department Stores Co., 6.875%, due 11/01/2005 .........................................................  $     70,042
   110,000 JC Penny Co., Inc., 8.000%, due 03/01/2010 ................................................................       126,638
                                                                                                                        ------------
                                                                                                                             196,680
                                                                                                                        ------------

HEALTH SERVICES (0.7%)
   235,000 HCA, Inc., 6.950%, due 05/01/2012 .........................................................................       252,370
                                                                                                                        ------------

HOTELS, OTHER LODGING PLACES (1.0%)
   135,000 Hyatt Equities LLC, 6.875%, due 06/15/2007, (a) Cost--$134,767; Acquired--06/12/2002 ......................       145,141
   100,000 Park Place Entertainment, 8.875%, due 09/15/2008 ..........................................................       113,500
    90,000 Vail Resorts, Inc., 8.750%, due 05/15/2009 ................................................................        95,400
                                                                                                                        ------------
                                                                                                                             354,041
                                                                                                                        ------------

INSURANCE CARRIERS (4.6%)
   200,000 Everest Reinsurance Holdings, Ltd., 8.500%, due 03/15/2005 ................................................       214,527
    30,000 Florida Windstrorm, Series MBIA, 6.850%, due 08/25/2007, (a) Cost--$30,940; Acquired--06/22/2001 ..........        33,959
   145,000 John Hancock Financial Services, 5.625%, due 12/01/2008 ...................................................       156,799
   220,000 Monumental Global Funding II, 2.800%, due 03/03/2008, (a) Cost--$210,756; Acquired--12/09/2003 ............       212,767
   505,000 Protective Life US Funding Trust, 5.875%, due 08/15/2006, (a) Cost--$505,950;
           Acquired--08/06/2001 & 08/28/2001 .........................................................................       549,135
   325,000 RenaissanceRe Holdings, Ltd., 7.000%, due 07/15/2008 ......................................................       353,836
   115,000 TGT Pipeline LLC, 5.200%, due 06/01/2018 ..................................................................       107,944
                                                                                                                        ------------
                                                                                                                           1,628,967
                                                                                                                        ------------

LUMBER AND WOOD PRODUCTS, EXCEPT FURNITURE (1.0%)
   175,000 Georgia-Pacific Corp., 7.700%, due 06/15/2015 .............................................................       182,875
   160,000 Weyerhaeuser Co., 5.950%, due 11/01/2008 ..................................................................       172,162
                                                                                                                        ------------
                                                                                                                             355,037
                                                                                                                        ------------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (0.6%)
    95,000 Guidant Corp., 6.150%, due 02/15/2006 .....................................................................       101,780
    95,000 PLC Trust 2003-1, 2.709%, due 03/31/2006, (a) Cost--$95,000; Acquired--12/12/2003 .........................        95,000
                                                                                                                        ------------
                                                                                                                             196,780
                                                                                                                        ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES (0.4%)
   105,000 CIT Group Holdings, 7.750%, due 04/02/2012 ................................................................       124,245
                                                                                                                        ------------

MOTION PICTURES (0.2%)
    75,000 Liberty Media Corp., 5.700%, due 05/15/2013 (d) ...........................................................        76,009
                                                                                                                        ------------

NON-DEPOSITORY CREDIT INSTITUTIONS (3.2%)
   125,000 Aristar, Inc., 5.850%, due 01/27/2004 .....................................................................       125,344
   160,000 Credit Suisse USA, Inc., 3.875%, due 01/15/2009 ...........................................................       159,990
   205,000 Ford Motor Credit Corp., 7.600%, due 08/01/2005 ...........................................................       219,188
   135,000 Ford Motor Credit Corp., 7.000%, due 10/01/2013 ...........................................................       142,634
   200,000 Gemstone Investors Ltd., 7.710%, due 10/31/2004, (a) Cost--$200,000; Acquired--10/25/2001 .................       203,000
   215,000 General Motors Acceptance Corp., 5.250%, due 05/16/2005 ...................................................       222,840
    35,000 Transamerica Corp., 6.750%, due 11/15/2006 ................................................................        38,794
                                                                                                                        ------------
                                                                                                                           1,111,790
                                                                                                                        ------------

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

FIXED INCOME PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

====================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
OIL AND GAS EXTRACTION (0.9%)
  $ 90,000 Enterprise Products Operations, Inc., 8.250%, due 03/15/2005 ..............................................  $     96,183
   200,000 Petroleos Mexicanos, 6.500%, due 02/01/2005 ...............................................................       209,750
                                                                                                                        ------------
                                                                                                                             305,933
                                                                                                                        ------------

PAPER & ALLIED PRODUCTS (0.7%)
    55,000 Boise Cascade Co., 6.500%, due 11/01/2010 .................................................................        57,452
   190,000 Meadwestvaco Corp., 2.750%, due 12/01/2005 ................................................................       188,480
                                                                                                                        ------------
                                                                                                                             245,932
                                                                                                                        ------------

PERSONAL SERVICES (1.1%)
   210,000 Service Corp. International, 6.500%, due 03/15/2008 (d) ...................................................       216,825
   165,000 Service Corp. International, 7.700%, due 04/15/2009 .......................................................       176,963
                                                                                                                        ------------
                                                                                                                             393,788
                                                                                                                        ------------

PETROLEUM REFINING AND RELATED INDUSTRIES (0.1%)
    50,000 Norsk Hydro ASA, 8.400%, due 07/15/2004 ...................................................................        51,752
                                                                                                                        ------------

PIPE LINES, EXCEPT NATURAL GAS (0.7%)
   260,000 Dynegy-Roseton Danskamme, 7.670%, due 11/08/2016 ..........................................................       248,462
                                                                                                                        ------------

PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (2.2%)
    50,000 Moore North American Finance, 7.875%, due 01/15/2011, (a) Cost--$49,652; Acquired--03/11/2003 .............        56,875
    70,000 News America, Inc., 7.280%, due 06/30/2028 ................................................................        78,267
   190,000 News America, Inc., 7.625%, due 11/30/2028 ................................................................       220,749
   110,000 News American Holdings, 7.700%, due 10/30/2025 ............................................................       128,482
   145,000 Quebecor Media, Inc., 11.125%, due 07/15/2011 .............................................................       168,563
    30,000 R.H. Donnelley Financial Corp., 8.875%, due 12/15/2010, (a) Cost--$30,000; Acquired--11/26/2002 ...........        33,900
    60,000 R.H. Donnelley Financial Corp., 10.875%, due 12/15/2012, (a) Cost--$60,000; Acquired--11/26/2002 ..........        71,475
                                                                                                                        ------------
                                                                                                                             758,311
                                                                                                                        ------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (5.2%)
   125,000 EOP Operating LP, 8.375%, due 03/15/2006 ..................................................................       140,038
   130,000 Healthcare Properties, Inc., 6.875%, due 06/08/2005 .......................................................       136,177
   200,000 Health Care REIT, Inc., 7.500%, due 08/15/2007 ............................................................       225,475
   175,000 Hospitality Properties, 6.750%, due 02/15/2013 ............................................................       183,668
   100,000 ISTAR Financial, Inc., 8.750%, due 08/15/2008 .............................................................       116,000
   170,000 JDN Realty Corp., 6.800%, due 04/01/2004 ..................................................................       174,090
   300,000 Post Apartment Homes, 6.850%, due 03/16/2005 ..............................................................       312,300
   110,000 Prologis, 6.750%, due 04/15/2004 ..........................................................................       111,728
   165,000 Reckson Operating Partnership, 7.400%, due 03/15/2004 .....................................................       166,652
   150,000 Senior Housing Trust, 8.625%, due 01/15/2012 ..............................................................       164,250
    70,000 Simon Properties Group, 7.125%, due 02/09/2009 ............................................................        79,506
                                                                                                                        ------------
                                                                                                                           1,809,884
                                                                                                                        ------------

SECURITY & COMMODITY BROKERS (0.8%)
   115,000 Goldman Sachs Group, Inc., 5.250%, due 10/15/2013 .........................................................       116,325
   145,000 Merrill Lynch & Co., Inc., 6.000%, due 07/15/2005 .........................................................       155,211
                                                                                                                        ------------
                                                                                                                             271,536
                                                                                                                        ------------

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

FIXED INCOME PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

====================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
TOBACCO PRODUCTS (1.0%)
 $ 175,000 Universal Corp., Series B, 7.500%, due 01/26/2004 .........................................................  $    175,561
   185,000 Universal Corp., 5.200%, due 10/15/2013 ...................................................................       184,760
                                                                                                                        ------------
                                                                                                                             360,321
                                                                                                                        ------------

TRANSPORTATION BY AIR (0.3%)
   99,264 Delta Air Lines, Inc., 8.540%, due 01/02/2007 ..............................................................        89,213

WATER TRANSPORTATION (0.2%)
    80,000 Carnival Corp., 6.150%, due 04/15/2008 ....................................................................        87,200
                                                                                                                        ------------

WHOLESALE TRADE--NON-DURABLE GOODS (1.1%)
   110,000 Amerisoucebergen Corp., 7.250%, due 11/15/2012 ............................................................       119,075
   125,000 Cardinal Health, Inc., 4.000%, due 06/15/2015 .............................................................       114,358
   145,000 DIMON, Inc., 9.625%, due 10/15/2011 .......................................................................       162,400
                                                                                                                        ------------
                                                                                                                             395,833
                                                                                                                        ------------
           TOTAL CORPORATE BONDS (COST $19,495,493) ..................................................................    20,863,215
                                                                                                                        ------------

PREFERRED STOCKS (0.7%)
APPAREL AND OTHER FINISHED PRODUCTS (0.3%)
     3,500 Tommy Hilfiger USA ........................................................................................        91,420
                                                                                                                        ------------

NONDEPOSITORY CREDIT INSTITUTUTIONS (0.4%)
       130 Centaur Funding Corp., (a) Cost--$153,366; Acquired--07/22/2003 ...........................................       159,859
                                                                                                                        ------------
           TOTAL PREFERRED STOCK (COST $242,563) .....................................................................       251,279
                                                                                                                        ------------

MUNICIPAL BONDS (5.8%)
 $ 195,000 California County, 7.500%, due 06/01/2019 .................................................................       194,536
   140,000 Decatur Texas Hospital Authority, Hospital Revenue, 7.750%, due 09/01/2009 ................................       150,060
   122,550 Educational Enhancement Funding Corp., 6.720%, due 06/01/2025 .............................................       116,912
   170,000 Eufaula Ala., 4.000%, due 08/15/2012 ......................................................................       170,239
   130,000 Indiana State Dev. Fin. Auth. Rev., 5.500%, due 01/01/2033 ................................................       132,987
   100,000 New Jersey Economic Development Authority, 3.250%, due 09/15/2006 .........................................       101,729
   505,000 North Carolina Eastern Municipal Power Agency Revenue, 7.050%, due 01/01/2007 .............................       549,278
   120,000 Rothschild Wisconsin Ref, 2.125%, due 03/01/2004 ..........................................................       120,059
   140,000 San Diego California Community College, 1.340%, due 05/01/2004 ............................................       140,021
   205,000 Tobacco Settlement Fin. Corp., 5.920%, due 06/01/2013 .....................................................       200,861
   158,349 Tobacco Settlement Fin. Corp., 6.360%, due 05/15/2025 .....................................................       154,957
                                                                                                                        ------------
           TOTAL MUNICIPAL BONDS (COST $2,000,144) ...................................................................     2,031,639
                                                                                                                        ------------

ASSET BACKED SECURITIES (6.8%)
   116,954 Bear Stearns Commercial Mortgage Securities, Inc., 99-C1 A1, 5.910%, due 05/14/2008 .......................       125,089
   230,000 Centex Home Equity, 2001-A A6, 6.250%, due 04/25/2031 .....................................................       241,120
   225,000 Chase Funding Mortgage Loan, 2001-3 1A4, 5.602%, due 05/25/2027 ...........................................       228,014
   102,075 CMAT 1999-C1 A1, 6.250%, due 01/17/2032 ...................................................................       106,975
    36,554 CS First Boston Mortgage Securities Corp., 2002-9 2A3, 6.580%, due 03/25/2032 .............................        36,520
   115,000 CS First Boston Mortgage Securities Corp., 2001-CKN5 A3, 5.107%, due 09/15/2034 ...........................       121,787
    29,362 DLJ Commercial Mortgage Corp., #1999CG, 7.120%, due 10/10/2032 ............................................        31,859
    71,648 Equity One Abs, Inc., 2002-1 AF2, 5.523%, due 08/01/2032 ..................................................        73,440

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

FIXED INCOME PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

====================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
  $ 18,403 First Union Chase Commercial Mortgage, 99-C2 A1, 6.363%, due 06/15/2008 ...................................  $     19,274
    44,096 First Union Lehman Brothers Commercial Mortgage Trust, 97-C2 A2, 6.600%, due 05/18/2007 ...................        44,918
   202,442 GMAC Commercial Mortgage Securities, Inc., 99-C1 A1, 5.830%, due 05/15/2033 ...............................       213,893
    34,769 GMAC Commercial Mortgage Securities, Inc., 99-C2, 6.570%, due 09/15/2033 ..................................        37,297
   250,000 LB-UBS Commercial Mortgage Securities, Inc., #2001C3, 6.365%, due 12/15/2028 ..............................       278,401
   465,000 Salomon Brothers Mortgage Services, 6.168%, due 02/13/2010 ................................................       510,086
    95,000 Residential Asset Mortgage Products, Inc., 2002-RZ3 A4, 4.730%, due 11/25/2010 ............................        97,734
   153,307 Residential Asset Mortgage Products, Inc., 2001-RZ4 A4, 5.200%, due 03/25/2030 ............................       154,320
    58,737 Residential Asset Securities Corp., 2001-KS3 AI3, 5.180%, due 08/25/2027 ..................................        58,795
                                                                                                                        ------------
           TOTAL ASSET BACKED SECURITIES (COST $2,335,547) ...........................................................     2,379,522
                                                                                                                        ------------

COLLATERIZED MORTGAGE OBLIGATIONS (2.5%)
   290,000 Deutsche Mortgage and Asset Receiving Corp., 1998-C1 A2, 6.538%, due 06/15/2031 ...........................       317,783
   315,000 Fannie Mae, #200318, 4.500%, due 11/25/2014 ...............................................................       322,101
    93,857 Fannie Mae, 2001-68 A, 6.000%, due 07/25/2029 .............................................................        95,434
    84,247 Freddie Mac, 2435 HC, 6.250%, due 05/15/2027 ..............................................................        84,581
    26,671 Paine Webber Mortgage Acceptance Corp., 99-4 2B1, 6.291%, due 01/28/2009,
           (a) Cost--$25,968; Acquired--01/21/2000 ...................................................................        26,671
    28,551 Residential Asset Mortgage Products, Inc., 2001-RZ3 A4, 6.130%, due 03/25/2030 ............................        28,624
                                                                                                                        ------------
           TOTAL COLLATERIZED MORTGAGE OBLIGATIONS (COST $834,183) ...................................................       875,194
                                                                                                                        ------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (15.2%)
   160,000 Federal Home Loan Mortgage Corp., #002638, 3.000%, due 07/15/2009 .........................................       162,064
   185,000 Federal Home Loan Mortgage Corp., #2614CH, 3.500%, due 12/15/2010 .........................................       189,309
    33,168 Federal Home Loan Mortgage Corp., #G00479, 9.000%, due 04/01/2025 .........................................        37,076
    33,075 Federal Home Loan Mortgage Corp., #002489, 6.000%, due 01/15/2026 .........................................        33,129
    78,881 Federal Home Loan Mortgage Corp., #2478EF, 6.000%, due 03/15/2026 .........................................        79,322
    60,596 Federal Home Loan Mortgage Corp., #2422 CD, 6.000%, due 04/15/2028 ........................................        60,970
    68,065 Federal Home Loan Mortgage Corp., #G00943, 6.000%, due 07/01/2028 .........................................        70,537
     5,905 Federal Home Loan Mortgage Corp., #C00712, 6.500%, due 02/01/2029 .........................................         6,195
    79,703 Federal Home Loan Mortgage Corp., #C50964, 6.500%, due 05/01/2031 .........................................        83,533
   484,129 Federal Home Loan Mortgage Corp., #009441, 6.500%, due 09/01/2031 .........................................       507,396
    44,206 Federal Home Loan Mortgage Corp., #C60697, 6.000%, due 11/01/2031 .........................................        45,728
   165,000 Federal National Mortgate Assn. #200357, 4.500%, due 12/25/2012 ...........................................       168,560
   160,000 Federal National Mortgage Assn., #002638, 3.000%, due 02/15/2015 ..........................................       161,870
   178,273 Federal National Mortgage Assn., #545449, 6.500%, due 02/01/2017 ..........................................       189,264
   550,000 Federal National Mortgage Assn., #200342, 4.000%, due 09/25/2017 ..........................................       562,123
   220,000 Federal National Mortgage Assn., #200336, 4.500%, due 07/25/2022 ..........................................       221,514
    14,580 Federal National Mortgage Assn., #349410, 7.000%, due 08/01/2026 ..........................................        15,482
     4,083 Federal National Mortgage Assn., #062289, 5.982%, due 03/01/2028 ..........................................         4,133
     1,048 Government National Mortgage Assn., #051699, 15.000%, due 07/15/2011 ......................................         1,253
     5,874 Government National Mortgage Assn., #354859, 9.000%, due 07/15/2024 .......................................         6,566
 1,015,000 U.S. Treasury Bond, 4.250%, due 11/15/2013 (d) ............................................................     1,014,207
 1,200,000 U.S. Treasury Bond, 5.375%, due 02/15/2031 (d) ............................................................     1,251,798
   460,000 U.S. Treasury Note, 3.375%, due 11/15/2008 (d) ............................................................       463,792
                                                                                                                        ------------
           TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $5,316,499) ............................................     5,335,821
                                                                                                                        ------------

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

FIXED INCOME PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

====================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (17.6%)
$1,419,000 Aim Government Tax Advantage .............................................................................. $  1,419,000
 3,190,995 Deutsche GSI, Repurchase Agreement, 1.030%, due 01/02/2004 (c) ............................................    3,190,995
 1,579,000 Nations Treasury Reserve ..................................................................................    1,579,000
                                                                                                                       ------------
           TOTAL SHORT-TERM INVESTMENTS (COST $6,188,995) ............................................................    6,188,995
                                                                                                                       ------------
           TOTAL INVESTMENTS (COST $36,413,424) (108.1%) .............................................................   37,925,665
                                                                                                                       ------------
           Liabilities, less other assets (-8.1%) ....................................................................   (2,857,402)
                                                                                                                       -------------
           TOTAL NET ASSETS (100.0%) ................................................................................. $ 35,068,263
                                                                                                                       ------------
----------------------------------------------------------------------------------------------------------------------

(a)  Restricted under Rule 144A of the Securities Act of 1933.

(b)  Zero Coupon Bonds that make no interest payments.

(c)  Securities Lending Collateral (Note 2).

(d)  Securities (partial/entire) out on loan (Note 2).

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

GOVERNMENT SECURITIES PORTFOLIO


================================================================================
PORTFOLIO MANAGERS' REVIEW (UNAUDITED)


HOW DID THE PORTFOLIO PERFORM RELATIVE TO ITS BENCHMARKS?

   The Government Securities Portfolio returned 1.36% for the year ended December 31, 2003.(1) This compares to 2.36% for the benchmark Lehman Brothers Government Bond Index and 3.06% for the benchmark Lehman Brothers Mortgage-Backed Securities ("MBS") Index.

WHAT  CAUSED  THE  VARIANCE  IN  PERFORMANCE   BETWEEN  THE  PORTFOLIO  AND  ITS
BENCHMARKS?

   The variance can be explained by the relatively high amount of cash, over 8% at year-end, which was maintained in the Portfolio and an effective duration of
3.62 years versus 5.20 years for the Lehman  Brothers  Government Bond Index and
2.98 years for the Lehman Brothers MBS Index.

WHICH PORTFOLIO HOLDINGS ENHANCED THE PORTFOLIO'S PERFORMANCE?

   The two sectors that contributed the most to the Portfolio's performance, that were held throughout the year, were the mortgage pass throughs and asset backed securities. The two best performing sectors, purchased throughout the year, were the government agency and commercial mortgage backed securities sectors.

WHICH HOLDINGS DETRACTED FROM PERFORMANCE?

   The only securities to post a meaningful negative return during the year were some longer duration treasury securities.

WHAT IS YOUR OUTLOOK FOR THE NEXT FISCAL YEAR?

   Mortgage convexity will remain a key issue over the coming months. Given the cuspy nature of the mortgage market, the risks towards the extension side are staggering. In addition to having to worry about managing the duration of the asset, the mortgage market will have to contend with a sharp decline in bank demand, as well as, servicer selling of mortgage hedges. The Portfolio will continue to stay short the benchmark duration and look to add higher yielding assets with limited extension risk in the short end.






Gregory J. Hahn, CFA                                       Michael J. Dunlop
Chief Investment Officer                                   Second Vice President
40|86 Advisors, Inc.                                       40|86 Advisors, Inc.

--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE GOVERNMENT SECURITIES PORTFOLIO, THE LEHMAN BROTHERS GOVERNMENT INDEX AND THE LEHMAN BROTHERS MBS INDEX

                     Government
                     Securities   Lehman Brothers    Lehman Brothers
                     Portfolio    Government Index      MBS Index
                     ----------   ----------------   ---------------
"12/31/93"            10000            10000             10000
"12/31/94"            9719.91          9661.84           9839.34
"12/31/95"            11408.8          11434.1           11492
"12/31/96"            11716.9          11750             12107.6
"12/31/97"            12687.9          12875.4           13256
"12/31/98"            13589.7          14143.8           14179.4
"12/31/99"            13250.9          13826.1           14441.9
"12/31/00"            14805.8          15657.6           16054.5
"12/31/01"            15712.4          16790.9           17373.7
"12/31/02"            17178.5          18721.7           18892.7
"12/31/03"            17411.5          19163.5           19470.1

                        -------------------------------
                          Average Annual Total Return
                        -------------------------------
                          1 Year   5 Years   10 Years
                        --------- --------- -----------
                          1.36%     5.08%     5.70%
                        --------- --------- -----------

Past performance is not predictive of future performance. Performance does not include separate account expenses. Performance does not reflect the deduction of taxes that a contractholder would pay on portfolio distributions or the redemptions of portfolio shares.

40|86 SERIES TRUST

GOVERNMENT SECURITIES PORTFOLIO

Schedule of Investments
DECEMBER 31, 2003

====================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (27.2%)

INSURANCE CARRIERS (0.5%)
 $ 95,000  MGIC Investment Corp., 6.000%, due 03/15/2007 .............................................................  $    102,194
                                                                                                                        ------------

NON-DEPOSITORY CREDIT INSTITUTIONS (26.4%)
  250,000  Federal Farm Credit Union, 6.000%, due 06/14/2012 .........................................................       261,673
  500,000  Federal Home Loan Bank, 4.875%, due 11/10/2010 ............................................................       505,852
  500,000  Federal Home Loan Bank, 6.050%, due 03/12/2012 ............................................................       504,175
  150,000  Fannie Mae, 6.000%, due 02/23/2009 ........................................................................       150,990
  650,000  Fannie Mae, 6.040%, due 02/25/2009 ........................................................................       654,493
  500,000  Fannie Mae, 6.200%, due 04/01/2009 ........................................................................       505,945
   71,715  Fannie Mae #320582, 6.500%, due 01/01/2011 ................................................................        76,145
  500,000  Fannie Mae, 6.375%, due 01/12/2011 ........................................................................       500,730
  147,826  Fannie Mae #336290, 6.500%, due 04/01/2011 ................................................................       156,919
  770,000  Fannie Mae, 6.500%, due 04/05/2012 ........................................................................       779,693
1,000,000  Fannie Mae, #099999, 5.250%, due 08/01/2012 ...............................................................     1,027,145
   11,515  Fannie Mae, 7.000%, due 03/01/2026 ........................................................................        12,235
   14,394  Fannie Mae 6.0 30 YR, 6.000%, due 11/01/2031 ..............................................................        14,894
  236,684  Fannie Mae Pool #253845, 6.000%, due 06/01/2016 ...........................................................       248,672
  224,115  Fannie Mae Pool #545449, 6.500%, due 02/01/2017 ...........................................................       237,931
  314,160  Fannie Mae Pool #645649, 6.000%, due 06/01/2017 ...........................................................       330,104
   53,500  Fannie Mae Pool #535837, 6.000%, due 04/01/2031 ...........................................................        55,359
                                                                                                                        ------------
                                                                                                                           6,022,955
                                                                                                                        ------------

TOBACCO PRODUCTS (0.3%)
   75,000  Universal Corp., Series B, 7.500%, due 01/26/2004 .........................................................        75,240
                                                                                                                        ------------
           TOTAL CORPORATE BONDS (COST $6,124,971) ...................................................................     6,200,389
                                                                                                                        ------------

MUNICIPAL BONDS (2.0%)
  280,000  Alaska Industrial Development & Export Auth.,  6.625%, due 05/01/2006 .....................................       299,508
  150,000  Tobacco Settlement Fin. Corp., 5.920%, due 06/01/2013 .....................................................       146,972
                                                                                                                        ------------
           TOTAL MUNICIPAL BONDS (COST $429,368) .....................................................................       446,480
                                                                                                                        ------------

ASSET BACKED SECURITIES (15.3%)
   75,000  Atlantic City Trans. Fund, 5.550%, due 10/20/2032 .........................................................        76,407
   29,238  Bear Stearns Commercial Mortgage Securities, Inc.,  5.910%, due 05/14/2008 ................................        31,272
  110,000  CCCIT 2003-C3 C3, 4.450%, due 04/07/2010 ..................................................................       111,893
   50,000  Centex Home Equity, 2001-A A4, 6.470%, due 07/25/2029 .....................................................        52,189
  225,000  Chase Funding Mortgage Loan Asset-Backed CTFS, 5.602% due 5/25/2027 .......................................       228,015
   43,943  Chase Mortgage Finance Corp., 6.605%, due 03/28/2025, (a) Cost--$44,400; Acquired--08/27/2002 .............        43,943
  108,880  CMAT 1999-C1 A1, 6.250%, due 01/17/2032 ...................................................................       114,107
  285,000  Countrywide, 2002-S1 A5, 5.960%, due 10/25/2032 ...........................................................       291,552
   35,955  CS First Boston Mortgage Securities Corp., 2002-9 2A3, 5.149%, due 03/25/2032 .............................        35,922
   80,747  DLJ Commerical Mortgage Corp., #1999CG, 7.120%, due 10/10/2032 ............................................        87,614

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

GOVERNMENT SECURITIES PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

====================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
 $ 75,000  FUNBC 99-C4 A2, #1999C4, 7.390%, due 12/15/2031 ...........................................................  $     86,939
   37,252  GMAC Commercial Mortgage Securities, #1999C2, 6.570%, due 09/15/2033 ......................................        39,962
  250,000  GNR 2002-50 PB, 6.000%, due 06/20/2027 ....................................................................       254,315
  499,323  JPMC 2000-C9 A1, 7.590%, due 10/15/2032 ...................................................................       538,271
  500,000  LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/2028 ..................................................       556,801
   70,000  MBNA Credit Card Master Note, 6.800%, due 07/15/2014 ......................................................        76,224
  300,000  The Money Store Home Equity Trust, 98-B, 6.335%, due 08/15/2039 ...........................................       319,654
   24,982  Residential Asset Securities Corp., 01-KS3 A13, 5.180%, due 08/25/2027 ....................................        25,046
  218,095  Residential Asset Securities Corp., 99-KS2 A19, 7.150%, due 07/25/2030 ....................................       228,481
  266,881  Residential Asset Securities Corp., 00-KS3 A16, 7.810%, due 07/25/2031 ....................................       284,795
                                                                                                                        ------------
           TOTAL ASSET BACKED SECURITIES (COST $3,443,324) ...........................................................     3,483,402
                                                                                                                        ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (1.0%)
   48,135  Fanniemae Grantor Trust, 99-T2 A1, 7.500%, due 01/19/2039 .................................................        52,587
   32,755  Freddie Mac 2422-CD, 6.000%, due 02/01/2032 ...............................................................        32,957
   21,541  Housing Securities, Inc., 94-2 A1, 6.500%, due 07/25/2009 .................................................        22,058
   85,000  Residential Asset Mortgage Products, Inc., 4.730%, due 11/25/2010 .........................................        87,447
   25,551  Residential Asset Mortgage Products, Inc., 5.200% due 3/25/2030 ...........................................        25,720
    5,933  Residential Asset Mortgage Products, Inc., 6.130% due 3/25/2030 ...........................................         5,939
                                                                                                                        ------------
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $216,249) .................................................       226,708
                                                                                                                        ------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (46.0%)
  500,000  Federal Home Loan Mortgage Corp., 6.250%, due 03/05/2012 ..................................................       536,980
    7,899  Federal Home Loan Mortgage Corp., Gold., #D66012, 7.000%, due 11/01/2025 ..................................         8,386
  122,501  Federal Home Loan Mortgage Corp., #002489, 6.000%, due 01/15/2026 .........................................       122,701
  112,346  Federal Home Loan Mortgage Corp., #2478EF, 6.000%, due 03/15/2026 .........................................       112,973
   65,634  Federal Home Loan Mortgage Corp., #C28063, 6.500%, due 07/01/2029 .........................................        68,825
  147,202  Federal Home Loan Mortgage Corp., #C01186, 6.000%, due 06/01/2031 .........................................       152,271
  189,255  Federal Home Loan Mortgage Corp., #C01184, 6.500%, due 06/01/2031 .........................................       198,350
    8,519  FGCI Gold, #E00441, 7.500%, due 07/01/2011 ................................................................         9,097
   28,511  FGLMC Gold, #C29168 6.500%, due 07/01/2029 ................................................................        29,897
   58,460  FGLMC Gold, #C01131, 6.500%, due 01/01/2031 ...............................................................        61,271
   60,759  FGLMC Pool, 6.500%, due 02/01/2031 ........................................................................        63,680
    1,095  Government National Mortgage Assn., #044522, 13.000%, due 03/15/2011 ......................................         1,276
    3,955  Government National Mortgage Assn., #119896, 13.000%, due 11/15/2014 ......................................         4,645
   84,543  Government National Mortgage Assn., #408675, 7.500%, due 01/15/2026 .......................................        91,022
5,960,000  U.S. Treasury Note, 3.375%, due 11/15/2008 (c) ............................................................     6,009,128
3,010,000  U.S. Treasury Bond, 4.250%, due 11/15/2013 ................................................................     3,007,649
                                                                                                                        ------------
           TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $10,452,530) ...........................................    10,478,151
                                                                                                                        ------------

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

GOVERNMENT SECURITIES PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

====================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (24.8%)
$3,809,165 Deutsche GSI, Repurchase Agreement, 1.030%, due 01/02/2004 (b) ...........................................  $  3,809,165
 1,800,000 Federal Home Loan Discount Note ..........................................................................     1,799,970
   50,000  Nations Cash Reserve .....................................................................................        50,000
                                                                                                                       ------------
           TOTAL SHORT-TERM INVESTMENTS (COST $5,659,135) ...........................................................     5,659,135
                                                                                                                       ------------

           TOTAL INVESTMENTS (COST $26,325,577) (116.3%) ............................................................    26,494,265
                                                                                                                       ------------
           Liabilities, less other assets (-16.3%) ..................................................................    (3,703,753)
                                                                                                                       ------------
           TOTAL NET ASSETS (100.0%) ................................................................................  $ 22,790,512
                                                                                                                       ------------
---------------------------------------------------------------------------------------------------------------------

(a)  Restricted under Rule 144A of the Securities Act of 1933.

(b)  Securities lending collateral (Note 2).

(c)  Securities (entire/partial) out on loan (Note 2).

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

MONEY MARKET PORTFOLIO


================================================================================

PORTFOLIO MANAGER'S REVIEW (UNAUDITED)

   In 2003, similar to the first half of 2002, the fixed income market saw investment grade corporate credit spreads continue to tighten, as investors attempted to pick up yield over Treasuries and mortgages. Strong technicals, improving corporate balance sheets, and an improving economy drove corporate bond spreads tighter in the last half of the year. The average Option-Adjusted Spread (OAS) of the credit market tightened 80 basis points.

   In the second half of the year, corporations continued to term-out debt to take advantage of low interest rates. As a result, outstanding Tier-1 corporate commercial paper dropped by 2% during the second half of 2003. This decline was seen mostly in non-financial commercial paper.

   It appears that economic stimuli, low interest rates and lower taxes, began working in the latter half of 2003. Chairman Greenspan remains intent on not raising interest rates until the economy remains healthy for some time, as we have yet to see a threat of inflation. We expect to see stable to slightly higher interest rates and stronger economic growth in 2004.

   With the Federal Reserve on hold, for the last half of 2003 and into the first half of 2004, the LIBOR curve remained flat in the one to six month range and steepened from six months to one year. We used six to twelve month corporate securities to boost yield on the Portfolio while maintaining liquidity in the short end with commercial paper. Although we have purchased commercial paper with maturities of sixty days or less, it has not affected the Portfolio yield because the commercial paper yield curve has remained flat out to six months.

   At the beginning of 2003, the discount rate was 1.25%, which the Fed cut by 25 basis points to 1.00% at their June meeting. For the last half of the year, the Fed held the discount rate constant at 1.00%. Because of low interest rates and no indication of tightening, we have positioned the Portfolio accordingly. We have increased our position in Variable Rate Demand Notes (VRDNs) to just over 50% of the Portfolio. VRDN's are municipal securities, with a weekly reset feature, that provide above average market yields while avoiding recurring transaction costs.

   In order to counter the decline in Portfolio yield caused by low interest rates, we have increased our exposure to short-term, high-grade corporate securities to 10% from 7% of the Portfolio. The average annual yield on our short corporate position is 1.93%. By increasing our allocation to corporate securities we added additional yield without materially extending the duration of the Portfolio. We will maintain this strategy until short-term interest rates increase.

   We expect interest rates to remain in a narrow range over the next six months. We will maintain our strategy to invest in the short end of the commercial paper curve and add yield to the Portfolio with six to twelve month corporate securities.


Gregory J. Hahn, CFA
Chief Investment Officer
40|86 Advisors, Inc.

40|86 SERIES TRUST

MONEY MARKET PORTFOLIO
Schedule of Investments

DECEMBER 31, 2003

====================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (12.2%)

CHEMICALS AND ALLIED PRODUCTS (2.2%)
$ 500,000  Dow Chemical Corp., 5.250%, due 05/14/2004 (a) (Putable at $100 and rate reset effective 05/14/2004)         $   506,610
  400,000  Eastman Chemical Corp., 6.375%, due 01/15/2004 (a) (Putable at $100 and rate reset effective 01/15/2004)...      400,718
                                                                                                                        -----------
                                                                                                                            907,328
                                                                                                                        -----------
DEPOSITORY INSTITUTIONS (1.4%)
  600,000  Aristar, Inc., 5.850%, due 01/27/2004 (a) (Putable at $100 and rate reset effective 01/27/2004) ...........      601,943
                                                                                                                        -----------

FOOD AND KINDRED PRODUCTS (3.5%)
  950,000  Golden Oval Eggs, 1.200%, due 07/01/2015, (a) (Putable at $100 and rate reset effective 01/30/2004)              950,000
  500,000  Pepsi Bottling Holdings, Inc., 5.375%, due 02/17/2004, (a) (Putable at $100 and rate reset
             effective 02/17/2004) ...................................................................................      502,668
                                                                                                                        -----------
                                                                                                                          1,452,668
                                                                                                                        -----------

INSURANCE CARRIERS (1.3%)
  500,000  Hartford Life, Inc., 6.900%, due 06/15/2004, (a) (Putable at $100 and rate reset effective 06/15/2004) ....       512,500
   20,000  Progressive Corp., 6.600%, due 01/15/2004, (a) (Putable at $100 and rate reset effective 01/15/2004) ......        20,036
                                                                                                                        ------------
                                                                                                                             532,536
                                                                                                                        ------------

MISCELLANEOUS RETAILS (1.4%)
  600,000  CVS Corp., 5.500%, due 02/15/2004, (a) (Putable at $100 and rate reset effective 02/15/2004) ..............       603,149
                                                                                                                        ------------

NON-DEPOSITORY CREDIT INSTITUTIONS (2.4%)
1,000,000  Federal National Mortgage Assosiation, 5.625%, due 05/14/2004, (a) (Putable at $100 and rate reset
             effective 05/14/2004) ...................................................................................     1,015,773
                                                                                                                        ------------
           TOTAL CORPORATE BONDS (COST $5,113,397) ...................................................................     5,113,397
                                                                                                                        ------------

MUNICIPAL BONDS (58.3%)
  100,000  ABAG Finacial Authorities For Nonprofit, 1.270%, due 12/15/2032 (a) (Putable at $100 and rate
             reset effective 01/07/2004) .............................................................................       100,000
1,400,000  California Housing Financial Agency, 1.260%, due 08/01/2029 (a) (Putable at $100 and rate
             reset effective 01/07/2004) .............................................................................     1,400,000
1,000,000  Cleveland Ohio Apartment System Rev, 1.2500%, due 01/01/2031 (a) (Putable at $100 and rate
             reset effective 01/07/2004) .............................................................................     1,000,000
  100,000  Colorado Housing Financial Authority, 1.100%, due 10/15/2016 (a) (Putable at $100 and rate
             reset effective 01/07/2004) .............................................................................       100,000
1,000,000  Conneticut State Housing Financial Authority, 1.200%, due 11/15/2032 (a) (Putable at $100 and rate
             reset effective 01/07/2004) .............................................................................     1,000,000
  565,000  Cunat Capital Corp., 1.250%, due 12/01/2025 (a) (Putable at $100 and rate reset effective 01/30/2004) .....       565,000
1,000,000  Detroit Michigan Water Supply, 1.120%, due 07/01/2029 (a) (Putable at $100 and rate
             reset effective 01/07/2004) .............................................................................     1,000,000
2,000,000  Illinois Health Fac. Authorities, 1.120%, due 11/15/2023 (a) (Putable at $100 and rate
             reset effective 01/07/2004) .............................................................................     2,000,000
  700,000  Kent County MI Tax, 1.190%, due 03/01/2004 (a) (Putable at $100 and rate reset effective 01/07/2004) ......       700,000
1,000,000  Kentucky Economic Dev. Hosp. Facs. , 1.300%, due 08/15/2031, (a) (Putable at $100 and rate
             reset effective 01/02/2004) .............................................................................     1,000,000
  500,000  Kuehn Enterprises, LLC, 1.300%, due 10/01/2043, (a) (Putable at $100 and rate reset effective 01/07/2004) .       500,000
2,100,000  Los Angeles CA Water & Power Rev., 1.140%, due 07/01/2034, (a) (Putable at $100 and rate
             reset effective 01/07/2004) .............................................................................     2,100,000
1,000,000  Michigan State Housing Authorities, 1.250%, due 04/01/2037 (a) (Putable at $100 and rate
             reset effective 01/07/2004) .............................................................................     1,000,000
1,000,000  New York NY Hsg. Dev. Corp., 1.100%, due 08/15/2032 (a) (Putable at $100 and rate
             reset effective 01/07/2004) .............................................................................     1,000,000
1,000,000  New York State Dorm. Auth., 1.200%, due 02/15/2031 (a) (Putable at $100 and rate
             reset effective 01/07/2004) .............................................................................     1,000,000
  100,000  New York State Housing Financial Agency Rev., 1.100%, due 11/01/2032 (a) (Putable at $100 and rate
             reset effective 01/07/2004) .............................................................................       100,000
  500,000  North Cent. Tex. Health Fac., 1.300%, due 10/01/2015 (a) (Putable at $100 and rate
             reset effective 01/30/2004) .............................................................................       500,000
1,000,000  Northern California Transmission, 1.180%, due 05/01/2024 (a) (Putable at $100 and rate
             reset effective 01/07/2004) .............................................................................     1,000,000
1,695,000  Philadelphia Authority for Industry, 1.200%, due 07/01/2010 (a) (Putable at $100 and rate
             reset effective 01/07/2004) .............................................................................     1,695,000
1,000,000  Pinellis Florida Authorities, 1.000%, due 06/15/2025 (a) (Putable at $100 and rate
             reset effective 01/07/2004) .............................................................................     1,000,000
  900,000  St. Francis Healthcare Hawaii, 1.800%, due 08/01/2012 (a) (Putable at $100 and rate
             reset effective 01/07/2004) .............................................................................       900,000

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

MONEY MARKET PORTFOLIO
Schedule of Investments
DECEMBER 31, 2003

====================================================================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
$ 295,000  Stafford County VA Indl. Dev. Auth., 1.500%, due 08/01/2004 (a) (Putable at $100 and rate
             reset effective 08/01/2004) .............................................................................  $    295,167
2,000,000  Student Loan Finance Association Washington Education, 1.220%, due 12/01/2036 (a) (Putable at $100
             and rate reset effective 01/30/2000) ....................................................................     2,000,000
1,000,000  Sunshine Government, 1.050%, due 07/01/2016 (a) (Putable at $100 and rate reset effective 01/07/2004) .....     1,000,000
  500,000  Westminster Colo. Economic Dev., 1.230%, due 12/01/2008 (a) (Putable at $100 and rate
             reset effective 01/07/2004) .............................................................................       500,000
1,000,000  Winston-Salem NC FR Cops, 1.250%, due 07/01/2009 (a) (Putable at $100 and rate reset
             effective 01/07/2004) ...................................................................................     1,000,000
                                                                                                                        ------------
             TOTAL MUNICIPAL BONDS (COST $24,455,167) ................................................................    24,455,167
                                                                                                                        ------------

COMMERCIAL PAPER (16.9%)

CHEMICALS AND ALLIED PRODUCTS (2.6%)
1,100,000  Merck & Co., Inc., 1.010%, due 01/12/2004 .................................................................     1,099,661
                                                                                                                        ------------

DEPOSITORY INSTITUTIONS (4.7%)
1,000,000  Barclays US Funding Corp., 1.040%, due 01/12/2004 .........................................................       999,682
1,000,000  UBS Financial, 1.050%, due 01/12/2004 .....................................................................       999,679
                                                                                                                        ------------
                                                                                                                           1,999,361
                                                                                                                        ------------

FURNITURE AND FIXTURES (2.4%)
1,000,000  Johnson Controls, Inc., 0.930%, due 01/02/2004 ............................................................       999,974
                                                                                                                        ------------

NON-DEPOSITORY CREDIT INSTITUTIONS (2.4%)
1,000,000  Nestle Capital Corp., 1.050%, due 01/12/2004...............................................................       999,679
                                                                                                                        ------------

SECURITY AND COMMODITY BROKERS (4.8%)
1,000,000  Bear Stearns Companies, Inc., 1.080%, due 01/12/2004 ......................................................       999,670
1,000,000  Goldman Sachs Group, 1.070%, due 01/05/2004 ...............................................................       999,881
                                                                                                                        ------------
                                                                                                                           1,999,551
                                                                                                                        ------------

             TOTAL COMMERCIAL PAPER (COST $7,098,226) ................................................................     7,098,226
                                                                                                                        ------------

SHORT-TERM INVESTMENTS (9.1%)
1,918,000  Aim Government Tax Advantage ..............................................................................     1,918,000
1,918,000  Nations Treasury Reserve ..................................................................................     1,918,000
                                                                                                                        ------------
             TOTAL SHORT-TERM INVESTMENTS (COST $3,836,000) ..........................................................     3,836,000
                                                                                                                        ------------

             TOTAL INVESTMENTS (COST $40,502,790) (96.5%) ............................................................    40,502,790
                                                                                                                        ------------
             Other assets, less liabilities (3.5%) ...................................................................     1,462,222
                                                                                                                        ------------
             TOTAL NET ASSETS (100.0%) ...............................................................................  $ 41,965,012
                                                                                                                        ------------
----------------------------------------------------------------------------------------------------------------------

(a)  Variable Coupon Rate

  The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

NOTES TO FINANCIAL STATEMENTS


DECEMBER 31, 2003

================================================================================

(1)  GENERAL

   40|86 Series Trust, formerly Conseco Series Trust (the "Trust"), is an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"), and was organized as a Massachusetts Trust effective November 15, 1982. The Trust is a "series" type of mutual fund which issues separate series of shares, each of which currently represents a separate portfolio of investments. The Trust consists of seven series ("Portfolios") each with its own investment objective and investment policies. The Portfolios are the Focus 20, Equity, Balanced, High Yield, Fixed Income, Government Securities and Money Market. The Trust offers shares to affiliated and unaffiliated life insurance company separate accounts (registered as unit investment trusts under the Act) to fund the benefits under variable annuity and variable life contracts.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION, TRANSACTIONS, AND RELATED INVESTMENT INCOME

   The investments in each Portfolio are valued at the close of regular trading on the New York Stock Exchange on each business day. Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is accrued daily. The cost of investments sold is determined on the specific identification basis. The following summarizes the investments, which carry certain restrictions as to resale from the Trust to certain qualified buyers:

Portfolio                                Cost          Value     % of Net Assets
--------------------------------------------------------------------------------
Balanced Portfolio--bonds            $  988,810      $1,048,575       2.17%
High Yield Portfolio--bonds           1,531,577       1,642,212      15.01%
Fixed Income Portfolio--bonds         1,919,497       2,021,880       5.77%

   These securities are eligible for resale to qualified institutional buyers in transactions exempt from registration under Rule 144A of the Securities Act of 1933. In addition, 40|86 Advisors, Inc., formerly Conseco Capital Management, Inc., (the "Adviser"), a wholly-owned subsidiary of Conseco, Inc. ("Conseco"), which serves as investment adviser to the Portfolios, has determined that the securities are liquid securities through a procedure approved by the Board of Trustees of the Trust (the "Trustees").

   The Trustees determined that the Money Market Portfolio will value investments at amortized cost, which is conditioned on the Trust's compliance with certain conditions contained in Rule 2a-7 of the Act. The investment adviser of the Trust continuously reviews this method of valuation and recommends changes to the Trustees, if necessary, to ensure that the Money Market Portfolio investments are valued at fair value (as determined by the Trustees in good faith).

   In all Portfolios of the Trust, except for the Money Market Portfolio, securities that are traded on stock exchanges, excluding the NASDAQ national market system, are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities that are principally traded on the NASDAQ nation market system are generally valued at the NASDAQ Official Closing Price ("NOCP"). Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices obtained from a pricing service or brokers. Prices for fixed income securities may be obtained from an independent pricing source which uses information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trustees. Debt securities with maturities of sixty (60) days or less are valued at amortized cost which approximates value. If an investment owned by a Portfolio experiences a default and has accrued interest from purchase or has recorded accrued interest during the period it is owned, the Portfolio's policy is to cease interest accruals from the time the investments are traded as "flat" in the market. The Portfolio evaluates the collectibility of purchased accrued interest and previously recorded interest on an investment-by-investment basis.

FEDERAL INCOME TAXES

   Each Portfolio is treated as a separate taxable entity for federal income tax purposes and qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code. The Trust intends to distribute substantially all taxable income and net realized gains to shareholders annually, and otherwise comply with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

   Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the difference arises. On the Statement of Assets and Liabilities the following reclassifications were made:

                                    Accumulated    Undistributed
                                   Net Realized   Net Investment      Paid-in
Fund                                Gain (Loss)       Income          Capital
                                    ----------      ----------      -----------
Focus 20 Portfolio                  $3,413,087      $   16,134      $(3,429,221)
Equity Portfolio                        54,549         (54,549)              --
Balanced Portfolio                       2,363          (1,845)            (518)
High Yield Portfolio                    (1,860)          1,760              100
Fixed Income Portfolio                     913           2,372           (3,285)
Government Securities Portfolio          1,431             499           (1,930)

DIVIDENDS TO SHAREHOLDERS

   Dividends are declared and reinvested from net investment income on a daily basis in the Money Market Portfolio, on a monthly basis in the Government Securities, Fixed Income and

40|86 SERIES TRUST

NOTES TO FINANCIAL STATEMENTS


DECEMBER 31, 2003

================================================================================

High Yield Portfolios, on a quarterly basis in the Balanced Portfolio and on an annual basis in the Focus 20 and Equity Portfolios. Distributions of net short-term capital gains and losses are declared and reinvested on an annual basis as a component of net realized gains (losses).

   Dividends to shareholders from net investment income are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax differences relating to dividends to shareholders may result in reclassifications to paid-in capital and may effect per-share allocation between net investment income and realized and unrealized gains (losses). Any taxable income or gain of the Trust remaining at fiscal year end will be declared and distributed in the following year to the shareholders of the Portfolio or Portfolios to which such gains are attributable.

SECURITIES LENDING

   The Portfolios have entered into a Securities Lending Agreement (the "Agreement") with the Bank of New York. Under terms of the Agreement, the Portfolios may lend portfolio securities to qualified institutional borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash equal to at least 100% of the market value of any loaned securities, plus accrued interest. Cash collateral is invested in short-term securities or variable rate bonds and CDs which are included in the respective Portfolio's Schedule of Investments.

   At December 31, 2003, the Equity, Balanced, Fixed Income and Government Securities Portfolios had securities with a market value of $12,248,965, $2,950,252, $3,113,942, and $3,769,909, respectively, on loan (included within Investments in securities in the Statements of Assets and Liabilities) and had received $12,622,962, $3,022,340, $3,190,995 and $3,809,165, respectively, in collateral. Amounts earned as interest on investments of cash collateral, net of rebates and other securities lending expenses, are included in Other income in the Statements of Operations. For the year ended December 31, 2003, the securities lending income totaled $56,925, $3,558, $5,199, and $35,196, respectively.

   The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Portfolios could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

USE OF ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from these estimates.

(3)  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

   The Adviser provides investment advice and, in general, supervises the Trust's management and investment program, furnishes office space, prepares Portfolio reports for the Trust, monitors Portfolio compliance by the Trust in its investment activities and pays compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser. The Trust pays all other expenses incurred in the operation of the Trust, including fees and expenses of unaffiliated Trustees of the Trust.

   Under the Investment Advisory Agreement, the Adviser receives an investment advisory fee based on the daily net asset value at an annual rate of 0.70 percent for the Focus 20 and High Yield Portfolios, 0.65 percent for the Equity and Balanced Portfolios, 0.50 percent for the Fixed Income, Government Securities, and Money Market Portfolios. The Adviser has voluntarily reduced its advisory fee to 0.25 percent of the average daily net assets of the Money Market Portfolio. The total fees incurred for such services were $2,135,321 for the year ended December 31, 2003.

   The Adviser has entered into Subadvisory Agreements for the management of the investments in the Focus 20 Portfolio, Equity Portfolio and the equity portion of the Balanced Portfolio. The Adviser is solely responsible for the payment of all fees to the Subadviser. The Subadviser for the Focus 20 Portfolio is Oak Associates, ltd. The Subadviser for the Equity Portfolio and the equity portion of the Balanced Portfolio is Chicago Equity Partners, LLC.

   The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse the Portfolios through April 30, 2004 to the extent that the ratio of expenses to net assets on an annual basis exceeds the following:

Portfolio
--------
Focus 20                     1.15%
Equity                       1.10%
Balanced                     1.10%
High Yield                   1.15%
Fixed Income                 0.95%
Government Securities        0.95%
Money Market                 0.45%

   The Adviser may discontinue these contractual limits at any time after April 30, 2004. After this date the Adviser may elect to continue, modify or terminate the limitation on Portfolio operating expenses. Further, under the terms of this agreement any fund expenses including initial organizational costs, waived or reimbursed after May 1, 2000, may be recouped by the Adviser from the Fund to the extent actual operating expenses for a period are less than the expense limitation caps, the Adviser may only be entitled to recoup such amounts for a period of three years from the fiscal year were waived or reimbursed. Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:
                                  Year of Expiration
                       --------------------------------------
                                     December 31,
                          2004           2005           2006
                          -----          -----          -----
Focus 20                   205          19,034         4,298
Equity                      --          98,019        64,540
Balanced                    --          49,725        21,956
High Yield                  --          22,304         8,570
Fixed Income                --          36,301        20,431
Government Securities       --          13,736        31,927
Money Market           314,209         335,352       237,653

40|86 SERIES TRUST

NOTES TO FINANCIAL STATEMENTS


DECEMBER 31, 2003

================================================================================

ADMINISTRATIVE AGREEMENT

   Conseco Services, LLC, (the "Administrator") a wholly-owned subsidiary of Conseco, supervises the preparation and filing of regulatory documents required for compliance by the Portfolios with applicable laws and regulations, supervises the maintenance of books and records of the Portfolios and provides other general and administrative services. Effective May 1, 2001, the Administrator receives an annual fee, for providing these services, equal to
0.15 percent for the first $200 million of average daily net assets of the Trust; 0.10 percent of the next $300 million of average daily net assets of the Trust; and 0.08 percent of the average daily net assets in excess of $500 million of the Trust. The total fees under this Agreement for the year ended December 31, 2003, were $460,347. The Administrator has contractually agreed to waive its administration fee and/or reimburse the Portfolios through April 30, 2004 to the extent that the ratio of expenses to net assets on an annual basis exceeds the expense limitations as stated above for the Investment Advisory Agreement. The Administrator may discontinue these contractual limits at any time after April 30, 2004.

DISTRIBUTION AGREEMENT

   Conseco Equity Sales, Inc. (the "Distributor"), a wholly-owned subsidiary of Conseco, serves as the principal underwriter for each Portfolio pursuant to an Underwriting Agreement, approved by the Trustees. The Distributor is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of each Portfolio will be continuously offered to life insurance company separate accounts to fund the benefits under variable annuity and variable life contracts. The Distributor bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes, as well as, any advertising or sales literature.

   The Trust adopted a Distribution and Service Plan pursuant to Rule 12b-1 (the "Plan"), dated May 1, 2001, for the Focus 20, Equity, Balanced, High Yield, Fixed Income and Government Securities Portfolios in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset based sales charges. Pursuant to the Plan, a Portfolio may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of shares of the Portfolio and for account maintenance provided to shareholders. The Plan authorizes pay ments to the Distributor up to 0.25 percent annually of each Portfolio's average daily net assets. The Plan provides for periodic payments by the Distributor to financial intermediaries for providing shareholder services to accounts that hold shares and for promotional and other sales related costs. The total fees incurred by the Trust for such services for the year ended December 31, 2003, were $713,783.

4.   INVESTMENT TRANSACTIONS

   The aggregate cost of purchases and the aggregate proceeds from sales of investments for the year ended December 31, 2003 are shown below:

                                                                                                                        GOVERNMENT
                                          FOCUS 20        EQUITY          BALANCED       HIGH YIELD    FIXED INCOME     SECURITIES
                                          PORTFOLIO      PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Purchases:
   U.S. Government ..................    $       --     $         --     $ 9,097,027     $       --     $43,453,349     $48,574,161
   Other ............................     8,245,840      161,132,619      34,656,006     11,044,797      65,059,728       6,610,366
Sales:
   U.S. Government ..................    $       --     $         --     $ 8,728,382     $       --     $45,259,697     $57,680,972
   Other ............................     5,236,959      190,647,154      38,841,473      8,591,021      71,968,243      14,183,922


5. FEDERAL INCOME TAXES

   The following information for the Portfolios is presented on an income tax basis as of December 31, 2003:

                                                                                                                        GOVERNMENT
                                          FOCUS 20        EQUITY          BALANCED       HIGH YIELD    FIXED INCOME     SECURITIES
                                          PORTFOLIO      PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
====================================================================================================================================
Cost of investments (a) .............    $4,474,533     $148,039,116     $46,361,203     $9,154,045     $36,582,948     $26,326,229
------------------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation .......    $  702,317     $ 33,333,780     $ 6,362,355     $  671,669     $ 1,606,982     $   212,951
Gross unrealized depreciation .......       (67,322)      (1,703,529)     (1,622,260)       (73,894)       (264,265)        (44,915)
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   on investments ...................    $  634,995     $ 31,630,251     $ 4,740,095     $  597,775     $ 1,342,717     $   168,036
====================================================================================================================================

(a) Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes by the amount of losses recognized for the financial reporting purposes in excess of federal income tax purposes.

40|86 SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2003

================================================================================

   As of December 31, 2003, the components of accumulated earnings (deficit) on a tax basis were:


                                                                                                            GOVERNMENT      MONEY
                                         FOCUS 20     EQUITY        BALANCED      HIGH YIELD  FIXED INCOME  SECURITIES     MARKET
                                         PORTFOLIO   PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
====================================================================================================================================
Distributable ordinary income .......... $     --   $        143   $         --   $   272,320   $       --  $       --   $       --
Distributable long-term gains ..........       --        590,121             --       140,650           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Accumulated earnings ...................       --        590,264             --       412,970           --          --           --
Accumulated capital and post-October
   losses .............................. (604,541)   (35,914,639)   (16,251,928)     (632,726)  (1,277,079)         --       (4,564)
Unrealized appreciation ................  634,995     31,630,251      4,740,095       597,775    1,342,717     168,036           --
------------------------------------------------------------------------------------------------------------------------------------
Total accumulated earnings (deficit) ... $ 30,454   $ (3,694,124)  $(11,511,833)  $   378,019   $   65,638  $  168,036   $   (4,564)

   The tax components of dividends paid during the years ended December 31, 2003 and 2002 were as follows:

                                                                                                            GOVERNMENT      MONEY
                                         FOCUS 20     EQUITY        BALANCED      HIGH YIELD  FIXED INCOME  SECURITIES     MARKET
                                         PORTFOLIO   PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Ordinary Income dividends
   December 31, 2003 ................... $     --   $    371,095   $  1,040,088   $   565,486   $1,849,081  $1,190,887   $  491,400
   December 31, 2002 ...................       --        576,255      1,821,764       634,033    3,363,046   2,262,119    1,498,698
Long-term capital gain distributions
   December 31, 2003 ................... $     --   $         --   $         --   $        --   $       --  $  172,058   $       --
   December 31, 2002 ...................       --             --             --            --           --      88,482           --


   For corporate shareholders in the Portfolios, the percentage of dividend income distributed for the year ended December 31, 2003, which is designated as qualifying for the dividends-received deduction, is as follows (unaudited):
Equity Portfolio 100%, Balanced Portfolio 49.8% and High Yield Portfolio 3.3%.

   As of December 31, 2003, the following Portfolios have capital loss carryforwards available to offset capital gains in the future, if any:


                                                             AMOUNT      EXPIRES
================================================================================

Focus 20 Portfolio ......................................  $  249,147      2010
Balanced Portfolio ......................................   1,887,956      2010
Balanced Portfolio ......................................   1,556,918      2011
Fixed Income Portfolio ..................................   1,277,079      2010
Money Market Portfolio ..................................       4,462      2010
Money Market Portfolio ..................................          80      2011

   As of the latest tax year end of December 31, 2003, the following Portfolios had additional net capital loss carryforwards, subject to certain limitations on availability, to offset future net capital gains, if any. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:


                                                             AMOUNT      EXPIRES
================================================================================
Focus 20 Portfolio ...................................... $   274,616      2009
Focus 20 Portfolio ......................................      40,389      2010
Focus 20 Portfolio ......................................      40,389      2011
Equity Portfolio ........................................  29,892,313      2009
Equity Portfolio ........................................   6,022,326      2010
Balanced Portfolio ......................................   4,850,675      2009
Balanced Portfolio ......................................   7,956,380      2010
High Yield Portfolio ....................................     173,568      2009
High Yield Portfolio ....................................     420,330      2010
High Yield Portfolio ....................................      38,828      2011

   Net realized gains or losses may differ from Federal income tax purposes primarily as a result of wash sales and post-October losses which may not be recognized for tax purposes until the first of the following fiscal year. Such amounts may be used to offset future capital gains.

   The following summarizes the amount of post-October losses deferred, on a tax basis, for the year ended December 31, 2003.

                                                             AMOUNT
================================================================================

Money Market Portfolio...................................    $     22

40|86 SERIES TRUST

FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING DURING THE YEAR OR PERIOD ENDED DECEMBER 31,

====================================================================================================================================

                                                                                   FOCUS 20 PORTFOLIO
                                                                    ===============================================
                                                                        2003        2002        2001        2000(C)
-------------------------------------------------------------------------------------------------------------------
Net asset value per share, beginning of period .....................  $   2.18    $   4.58    $   8.48    $  10.00
   Income from investment operations:
     Net investment income (loss) ..................................     (0.01)      (0.03)      (0.02)       0.02
     Net realized gains (losses) and change in unrealized
       appreciation or depreciation on investments .................      1.18       (2.37)      (3.88)      (1.52)
-------------------------------------------------------------------------------------------------------------------
       Total income (loss) from investment operations ..............      1.17       (2.40)      (3.90)      (1.50)
-------------------------------------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment income ............................        --          --          --       (0.02)
-------------------------------------------------------------------------------------------------------------------
   Distributions of net realized gains .............................        --          --          --          --
       Total distributions .........................................        --          --          --       (0.02)
-------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period ...........................  $   3.35    $   2.18    $   4.58    $   8.48
-------------------------------------------------------------------------------------------------------------------
Total return (a)(b)(d) .............................................     53.67%     (52.40%)    (46.00%)    (15.04%)
===================================================================================================================

Ratios/supplemental data:
   Net assets (dollars in thousands), end of period ................  $  5,099    $    898    $  3,062    $  3,681
   Ratio of expenses to average net assets (b)(e):
     Before expense reimbursement ..................................      1.30%       1.96%       1.10%       0.90%
     After expense reimbursement ...................................      1.15%       1.15%       1.09%       0.90%
   Ratio of net investment income (loss) to average
     net assets (b)(e) .............................................     (0.55%)     (0.57%)     (0.34%)      0.33%
   Portfolio turnover rate (d) .....................................    179.09%     412.37%     280.48%     351.37%
-------------------------------------------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discontinued at any time after April 30, 2004.

(c) For the period from May 4, 2000 (commencement of operations) through December 31, 2000.

(d)  Not annualized for periods of less than one full year.

(e)  Annualized for periods of less than one full year.

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING DURING THE YEAR ENDED DECEMBER 31,

====================================================================================================================================
                                                                                          EQUITY PORTFOLIO
                                                                      ==============================================================
                                                                        2003        2002        2001        2000          1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, beginning of period .....................  $  14.92    $  17.30    $  19.43    $  23.18      $  21.59
   Income from investment operations:
     Net investment income (loss) ..................................      0.06        0.06        0.07        0.00(c)      (0.00)(c)
   Net realized gains (losses) and change in unrealized
     appreciation or depreciation on investments ...................      5.49       (2.38)      (2.07)       0.63         10.63
------------------------------------------------------------------------------------------------------------------------------------
   Total income (loss) from investment operations ..................      5.55       (2.32)      (2.00)       0.63         10.63
------------------------------------------------------------------------------------------------------------------------------------
Distributions:
     Dividends from net investment income ..........................     (0.05)      (0.06)      (0.07)      (0.00)(c)        --
     Distributions of net realized gains ...........................        --          --       (0.06)      (4.38)        (9.04)
------------------------------------------------------------------------------------------------------------------------------------
       Total distributions .........................................     (0.05)      (0.06)      (0.13)      (4.38)        (9.04)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period ...........................  $  20.42    $  14.92    $  17.30    $  19.43      $  23.18
------------------------------------------------------------------------------------------------------------------------------------
Total return (a)(b) ................................................     37.17%     (13.42%)    (10.30%)      2.71%        49.28%
====================================================================================================================================

Ratios/supplemental data:
Net assets (dollars in thousands), end of period ...................  $165,798    $148,881    $233,983    $309,201      $300,437
Ratio of expenses to average net assets (b):
     Before expense reimbursement ..................................      1.14%       1.15%       1.02%       0.81%         0.82%
     After expense reimbursement ...................................      1.10%       1.10%       1.02%       0.78%         0.77%
   Ratio of net investment income (loss) to average net assets (b) .      0.28%       0.32%       0.38%      (0.02%)       (0.10%)
   Portfolio turnover rate .........................................    106.74%     101.94%     132.69%     431.14%       364.53%
------------------------------------------------------------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discontinued at any time after April 30, 2004.

(c)  Amount calculated is less than $0.005 per share.

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING DURING THE YEAR ENDED DECEMBER 31,

====================================================================================================================================
                                                                                         BALANCED PORTFOLIO
                                                                      ==============================================================
                                                                        2003        2002        2001        2000          1999
====================================================================================================================================
Net asset value per share, beginning of period .....................  $  10.25    $  12.16    $  13.45    $  14.65      $  13.67
Income from investment operations:
   Net investment income ...........................................      0.27        0.36        0.40        0.43          0.42
   Net realized gains (losses) and change in unrealized
     appreciation or depreciation on investments ...................      2.09       (1.91)      (1.29)       0.67          3.72
------------------------------------------------------------------------------------------------------------------------------------
       Total income (loss) from investment operations ..............      2.36       (1.55)      (0.89)       1.10          4.14
------------------------------------------------------------------------------------------------------------------------------------
Distributions:
     Dividends from net investment income ..........................     (0.26)      (0.36)      (0.40)      (0.43)        (0.42)
     Distributions of net realized gains ...........................        --          --       (0.00)(c)   (1.87)        (2.74)
------------------------------------------------------------------------------------------------------------------------------------
       Total distributions .........................................     (0.26)      (0.36)      (0.40)      (2.30)        (3.16)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period ...........................  $  12.35    $  10.25    $  12.16    $  13.45      $  14.65
------------------------------------------------------------------------------------------------------------------------------------
Total return (a)(b) ................................................     23.29%     (12.87%)     (6.60%)      7.29%        30.83%
====================================================================================================================================
Ratios/supplemental data:
   Net assets (dollars in thousands), end of period ................  $ 48,282    $ 44,455    $ 71,635    $ 75,355      $ 51,941
   Ratio of expenses to average net assets (b):
     Before expense reimbursement ..................................      1.15%       1.18%       1.04%       0.83%         0.83%
     After expense reimbursement ...................................      1.10%       1.10%       1.04%       0.78%         0.73%
   Ratio of net investment income to average net assets (b)  .......      2.27%       3.11%       3.16%       2.77%         2.89%
   Portfolio turnover rate .........................................     99.96%     180.27%     238.63%     334.36%       343.43%
------------------------------------------------------------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discontinued at any time after April 30, 2004.

(c)  Amount calculated is less than $0.005 per share.

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING DURING THE YEAR OR PERIOD ENDED DECEMBER 31,

====================================================================================================================================
                                                                                  HIGH YIELD PORTFOLIO
                                                                      ============================================
                                                                        2003        2002        2001       2000(C)
------------------------------------------------------------------------------------------------------------------
Net asset value per share, beginning of period .....................  $   8.86    $   9.28    $  10.07    $  10.00
Income from investment operations:
   Net investment income ...........................................      0.67        0.86        1.10        0.24
   Net realized gains (losses) and change in unrealized
     appreciation or depreciation on investments ...................      1.68       (0.42)      (0.78)       0.07
------------------------------------------------------------------------------------------------------------------
       Total income from investment operations .....................      2.35        0.44        0.32        0.31
------------------------------------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment income ............................     (0.68)      (0.86)      (1.11)      (0.24)
   Distributions of net realized gains .............................        --          --          --          --
------------------------------------------------------------------------------------------------------------------
       Total distributions .........................................     (0.68)      (0.86)      (1.11)      (0.24)
------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period ...........................  $  10.53    $   8.86    $   9.28    $  10.07
------------------------------------------------------------------------------------------------------------------
Total return (a)(b)(d) .............................................     27.38%       5.47%       3.17%       3.20%
==================================================================================================================

Ratios/supplemental data:
   Net assets (dollars in thousands), end of period ................  $ 10,941    $  9,202    $  7,091    $  4,040
   Ratio of expenses to average net assets (b)(e):
     Before expense reimbursement ..................................      1.25%       1.47%       1.11%       0.90%
     After expense reimbursement ...................................      1.15%       1.15%       1.11%       0.90%
   Ratio of net investment income to average net assets (b)(e) .....      6.53%       8.95%      11.12%       3.31%
   Portfolio turnover rate (d) .....................................    125.73%     257.92%     232.18%       1.02%
------------------------------------------------------------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discontinued at any time after April 30, 2004.

(c) For the period from June 13, 2000 (commencement of operations) through December 31, 2000.

(d)  Not annualized for periods of less than one full year.

(e)  Annualized for periods of less than one full year.

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING DURING THE YEAR ENDED DECEMBER 31,

====================================================================================================================================

                                                                                       FIXED INCOME PORTFOLIO
                                                                      ==============================================================
                                                                        2003        2002        2001        2000          1999
                                                                      --------------------------------------------------------------
Net asset value per share, beginning of period .....................  $   9.66    $   9.88    $   9.63    $   9.39      $  10.05
   Income from investment operations:
     Net investment income .........................................      0.46        0.58        0.59        0.65          0.62
     Net realized gains (losses) and change in unrealized
       appreciation or depreciation on investments .................      0.42       (0.13)       0.25        0.24         (0.66)
------------------------------------------------------------------------------------------------------------------------------------
         Total income (loss) from investment operations ............      0.88        0.45        0.84        0.89         (0.04)
------------------------------------------------------------------------------------------------------------------------------------
   Distributions:
     Dividends from net investment income ..........................     (0.46)      (0.58)      (0.59)      (0.65)        (0.62)
     Distributions of net realized gains ...........................        --       (0.09)         --          --            --
------------------------------------------------------------------------------------------------------------------------------------
         Total distributions .......................................     (0.46)      (0.67)      (0.59)      (0.65)        (0.62)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period ...........................  $  10.08    $   9.66    $   9.88    $   9.63      $   9.39
------------------------------------------------------------------------------------------------------------------------------------
Total return (a)(b) ................................................      9.33%       4.68%       8.84%       9.87%        (0.44)%
====================================================================================================================================

Ratios/supplemental data:
   Net assets (dollars in thousands), end of period ................  $ 35,068    $ 41,957    $ 60,649    $ 37,433      $ 28,899
   Ratio of expenses to average net assets (b):
     Before expense reimbursement ..................................      1.00%       1.02%       0.91%       0.67%         0.67%
     After expense reimbursement ...................................      0.95%       0.95%       0.91%       0.67%         0.67%
   Ratio of net investment income to average net assets (b)  .......      4.61%       5.86%       5.96%       6.87%         6.46%
   Portfolio turnover rate .........................................    306.65%     370.92%     515.02%     280.73%       337.26%
------------------------------------------------------------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discontinued at any time after April 30, 2004.

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST
FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING DURING THE YEAR ENDED DECEMBER 31,

====================================================================================================================================

                                                                                   GOVERNMENT SECURITIES PORTFOLIO
                                                                      ==============================================================
                                                                         2003        2002        2001        2000          1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, beginning of period .....................  $  12.04    $  11.70    $  11.54    $  10.96      $  12.15
   Income from investment operations:
     Net investment income .........................................      0.42        0.47        0.54        0.66          0.64
     Net realized gains (losses) and change in unrealized
       appreciation or depreciation on investments .................     (0.25)       0.60        0.16        0.58         (1.19)
------------------------------------------------------------------------------------------------------------------------------------
         Total income (loss) from investment operations ............      0.17        1.07        0.70        1.24         (0.55)
------------------------------------------------------------------------------------------------------------------------------------
   Distributions:
     Dividends from net investment income ..........................     (0.42)      (0.47)      (0.54)      (0.66)        (0.64)
     Distributions of net realized gains ...........................     (0.09)      (0.26)         ==          ==            ==
------------------------------------------------------------------------------------------------------------------------------------
         Total distributions .......................................     (0.51)      (0.73)      (0.54)      (0.66)        (0.64)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period ...........................  $  11.70    $  12.04    $  11.70    $  11.54      $  10.96
------------------------------------------------------------------------------------------------------------------------------------
Total return (a)(b) ................................................      1.36%       9.33%       6.13%      11.71%        (2.48%)
====================================================================================================================================

Ratios/supplemental data:
   Net assets (dollars in thousands), end of period ................  $ 22,791    $ 41,676    $ 31,267    $ 18,833      $ 13,104
   Ratio of expenses to average net assets (b):
     Before expense reimbursement ..................................      1.04%       0.99%       0.91%       0.66%         0.66%
     After expense reimbursement ...................................      0.95%       0.95%       0.91%       0.66%         0.66%
   Ratio of net investment income to average net assets (b)  .......      3.32%       3.78%       4.60%       5.89%         5.61%
   Portfolio turnover rate .........................................    175.15%     174.37%     199.41%      69.31%       168.69%
------------------------------------------------------------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discontinued at any time after April 30, 2004.

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST

FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING DURING THE YEAR ENDED DECEMBER 31,

====================================================================================================================================
                                                                                       MONEY MARKET PORTFOLIO
                                                                      ==============================================================
                                                                         2003        2002        2001        2000          1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, beginning of period .....................  $   1.00    $   1.00    $   1.00    $   1.00      $   1.00
   Income from investment operations:
     Net investment income .........................................      0.01        0.01        0.04        0.06          0.05
     Net realized gains (losses) and change in unrealized
       appreciation or depreciation on investments .................        --       (0.00)(c)    0.00(c)       --            --
------------------------------------------------------------------------------------------------------------------------------------
         Total income from investment operations ...................      0.01        0.01        0.04        0.06          0.05
------------------------------------------------------------------------------------------------------------------------------------
   Distributions:
     Dividends from net investment income ..........................     (0.01)      (0.01)      (0.04)      (0.06)        (0.05)
     Distributions of net realized gains ...........................        --       (0.00)(c)      --          --            --
------------------------------------------------------------------------------------------------------------------------------------
         Total distributions .......................................     (0.01)      (0.01)      (0.04)      (0.06)        (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period ...........................  $   1.00    $   1.00    $   1.00    $   1.00      $   1.00
------------------------------------------------------------------------------------------------------------------------------------
Total return (a)(b) ................................................      0.63%       1.24%       3.97%       6.08%         4.87%
====================================================================================================================================

Ratios/supplemental data:
         Net assets (dollars in thousands), end of period ..........  $ 41,965    $ 95,767    $129,530    $ 96,616      $ 85,692
   Ratio of expenses to average net assets (b):
     Before expense reimbursement ..................................      0.76%       0.73%       0.72%       0.66%         0.65%
     After expense reimbursement ...................................      0.45%       0.45%       0.43%       0.41%         0.40%
   Ratio of net investment income to average net assets (b) ........      0.64%       1.23%       3.74%       5.98%         4.93%
------------------------------------------------------------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(b) The Adviser and Administrator have contarctually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discontinued at any time after April 30, 2004.

(c)  Amount calculated is less than $0.005 per share.

   The accompanying notes are an integral part of these financial statements.

REPORT OF INDEPENDENT AUDITORS



================================================================================
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
40|86 SERIES TRUST:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Focus 20 Portfolio, Equity Portfolio, Balanced Portfolio, High Yield Portfolio, Fixed Income Portfolio, Government Securities Portfolio and Money Market Portfolio (seven portfolios constituting 40|86 Series Trust, hereafter referred to as the "Funds") at
December 31, 2003, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.





/s/ PRICEWATERHOUSECOOPERS LLP

Indianapolis, Indiana
February 13, 2004

40|86 SERIES TRUST



BOARD OF TRUSTEES (unaudited)
====================================================================================================================================

       NAME, ADDRESS                   POSITION HELD                              PRINCIPAL OCCUPATION(S)
          AND AGE                       WITH TRUST                                   DURING PAST 5 YEARS
       -------------                   -------------                              ----------------------
William P. Daves, Jr. (77)       Chairman of the Board,           Consultant to insurance and healthcare industries. Director,
11825 N. Pennsylvania St.        Trustee                        Chairman and Chief Executive Officer, FFG Insurance Co.
Carmel, IN 46032                 Since June 1993                Chairman of the Board and Trustee of other mutual funds managed by the Adviser.

Gregory J. Hahn* (42)            President                        Chartered Financial Analyst. Senior Vice President, Adviser.
11825 N. Pennsylvania St.        and Trustee                    Portfolio Manager of the fixed income portion of Balanced and
Carmel, IN 46032                 Since January 2001             Fixed Income Portfolios. Trustee, President and portfolio manager of other mutual funds managed by the Adviser.

Harold W. Hartley (79)           Trustee                          Chartered Financial Analyst. Director, Ennis Business Forms, Inc.
11825 N. Pennsylvania St.        Since June 1993                Retired, Executive Vice President, Tenneco Financial Services, Inc.
Carmel, IN 46032                                                Trustee of other mutual funds managed by the Adviser.

Dr. R. Jan LeCroy (71)           Trustee                          Director, Southwest Securities Group, Inc. Retired, President,
11825 N. Pennsylvania St.        Since June 1993                Dallas Citizens Council. Trustee of other mutual funds managed by
Carmel, IN 46032                                                the Adviser.

Dr. Jess H. Parrish (75)         Trustee                          Higher Education Consultant. Former President, Midland
11825 N. Pennsylvania St.        Since June 1993                College. Trustee of other mutual funds managed by the Adviser.
Carmel, IN 46032

David N. Walthall (57)           Trustee                          Principal, Walthall Asset Management. Former President, Chief
11825 N. Pennsylvania St.        Since October 1998             Executive Officer and Director of Lyrick Corporation. Formerly,
Carmel, IN 46032                                                President and CEO, Heritage Media Corporation. Formerly,
                                                                Director, Eagle National Bank. Trustee of other mutual funds managed by the Adviser.

----------
* The Trustee so indicated is an "interested person," as defined in the 1940 Act, of the Trust due to the positons indicated with the Adviser and its affiliates.

   All Trustees will serve until their successors are duly elected and qualified.

   All Trustees oversee the 17 portfolios that make up the Conseco fund complex including Conseco Fund Group, 40|86 Series Trust, 40|86 Strategic Income Fund and Conseco StockCar Stocks Mutual Fund, Inc.

================================================================================

THIS PAGE INTENTIONALLY LEFT BLANK.

================================================================================

THIS PAGE INTENTIONALLY LEFT BLANK.

================================================================================

INVESTMENT ADVISER                      LEGAL COUNSEL
   40|86 Advisors, Inc.                    Kirkpatrick & Lockhart LLP
   Carmel, Indiana                         Washington, D.C.

CUSTODIAN                               INVESTMENT SUB-ADVISERS
   The Bank of New York                    Chicago Equity Partners, LLC
   New York, New York                      Chicago, IL

INDEPENDENT AUDITORS                       Oak Associates, ltd.
   PricewaterhouseCoopers LLP              Akron, OH
   Indianapolis, Indiana













HOW TO OBTAIN A COPY OF THE PORTFOLIOS' PROXY VOTING POLICIES

   A description of the Policies and Procedures that the Portfolios use to determine how to vote proxies relating to the Portfolio securities is available without charge upon request by calling 866-299-4086.

================================================================================
























                40|86 SERIES TRUST IS A REGISTERED INVESTMENT COMPANY MANAGED BY 40|86 ADVISORS, INC., A LEADING FIXED-INCOME INVESTMENT ADVISOR.



                                                              40|86 Series Trust
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032


                                                              CI-319 ( / ) 06104
                                                     (C) 2003 40|86 Series Trust


                             Principal Underwriter:
                           Conseco Equity Sales, Inc.
                            11815 N. Pennsylvania St.
                                Carmel, IN 46032

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-866-299-4086.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. Harold W. Hartley is the audit committee financial expert and is considered to be independent.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. Audit services include performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. There were no audit-related services provided by the principal accountant that are reasonably related to the performance of the audit of the registrant. Tax services refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no other services provided by the principal accountant to the registrant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.



      =====================================================================
                               FYE 12/31/2003           FYE 12/31/2002

      ---------------------------------------------------------------------

        Audit Fees              $ 103,000.00             $   60,000.00

        Audit-Related Fees      $      --                $       --

        Tax Fees                $  19,810.00             $   16,975.00

        All Other Fees          $      --                $       --

      =====================================================================

The audit committee has adopted pre-approval policies and procedures as follows:
Before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant's audit committee. The Chairman of the audit committee is authorized to pre-approve engagement of the accountant to perform other non-audit services for the registrant and to report such pre-approvals to the audit committee at their next meeting. All services disclosed above were approved by the audit committee.

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant--not sub-adviser) for the last two years.

      =====================================================================
        Non-Audit Related Fees       FYE 12/31/2003       FYE 12/31/2002
      ---------------------------------------------------------------------

        Registrant                         $       --        $        --

        Registrant's Investment Adviser    $10,435.90        $193,639.49
      ---------------------------------------------------------------------

The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASES.

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Applicable for periods ending after January 1, 2004.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

        (a)(1) Any code of ethics or amendment thereto. Incorporated by reference to the Registrant's Form N-1A filed May 12, 2000.

        (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

        (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) 40|86 Series Trust
             -------------------------------------------------------------------

By (Signature and Title)   /s/ Gregory J. Hahn
                        --------------------------------------------------------
                           Gregory J. Hahn, President
                           (principal executive officer)

Date     February 23, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)   /s/ Gregory J. Hahn
                        --------------------------------------------------------
                            Gregory J. Hahn, President
                            (principal executive officer)

Date     February 23, 2004
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By (Signature and Title)   /s/ Audrey L. Kurzawa
                        --------------------------------------------------------
                            Audrey L. Kurzawa, Treasurer
                            (principal financial officer)

Date     February 23, 2004
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